UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2014

1.809104.110

BAL-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,771,607	$ 93,237
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	330,136	10,036
Extended Stay America, Inc. unit	6,093,170	113,333
Hilton Worldwide Holdings, Inc.	1,787,800	46,876
Marriott International, Inc. Class A	831,867	65,543
McDonald's Corp.	1,757,674	170,160
Panera Bread Co. Class A (a)	785,200	131,442
Starbucks Corp.	2,440,700	198,209
Wynn Resorts Ltd.	118,300	21,130
Yum! Brands, Inc.	1,404,252	108,478
		865,207
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	825,300	44,632
Liberty Interactive Corp. Series A (a)	4,874,335	142,087
Qunar Cayman Islands Ltd. sponsored ADR	735,199	19,174
Travelport Worldwide Ltd.	622,900	10,807
		216,700
Media - 2.9%
Comcast Corp. Class A	847,042	48,315
DIRECTV (a)	1,317,818	115,586
DISH Network Corp. Class A (a)	148,400	11,784
DreamWorks Animation SKG, Inc. Class A (a)	1,988,300	47,401
Legend Pictures LLC (a)(m)(p)	8,571	17,284
Liberty Media Corp. Class C (a)	1,926,100	70,360
Manchester United PLC (a)(d)	1,836,500	30,192
The Madison Square Garden Co. Class A (a)	2,039,285	148,949
Time Warner Cable, Inc.	127,000	18,959
Twenty-First Century Fox, Inc. Class A	5,042,617	185,568
Viacom, Inc. Class B (non-vtg.)	1,314,892	99,445
		793,843
Multiline Retail - 0.6%
Dollar General Corp. (a)	2,662,912	177,723
Specialty Retail - 0.5%
TJX Companies, Inc.	2,118,633	140,169
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (a)	873,052	$ 42,072
NIKE, Inc. Class B	1,933,000	191,928
		234,000
TOTAL CONSUMER DISCRETIONARY		2,520,879
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	249,444	29,319
Coca-Cola Icecek Sanayi A/S	298,728	6,710
Diageo PLC sponsored ADR	238,987	29,443
Embotelladora Andina SA sponsored ADR (d)	336,742	6,199
Monster Beverage Corp. (a)	408,800	45,847
Pernod Ricard SA	247,250	29,302
Remy Cointreau SA	257,627	19,371
The Coca-Cola Co.	3,812,661	170,922
		337,113
Food & Staples Retailing - 1.7%
CVS Health Corp.	1,958,685	178,945
Kroger Co.	2,232,954	133,620
Sysco Corp.	1,003,912	40,417
Wal-Mart Stores, Inc.	891,467	78,039
Whole Foods Market, Inc.	914,000	44,813
		475,834
Food Products - 0.8%
Bunge Ltd.	430,498	39,076
Keurig Green Mountain, Inc.	318,900	45,328
Mead Johnson Nutrition Co. Class A	718,231	74,581
Nestle SA	370,287	27,777
The Hershey Co.	425,900	42,709
		229,471
Household Products - 1.4%
Procter & Gamble Co.	4,093,993	370,220
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	301,200	22,331
L'Oreal SA	74,300	12,676
		35,007
Tobacco - 1.7%
Altria Group, Inc.	4,060,413	204,076
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	1,903,910	$ 224,985
Philip Morris International, Inc.	277,634	24,135
Souza Cruz SA	933,300	7,535
		460,731
TOTAL CONSUMER STAPLES		1,908,376
ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	615,100	35,061
C&J Energy Services, Inc. (a)	1,083,451	16,414
Dril-Quip, Inc. (a)	348,169	27,766
FMC Technologies, Inc. (a)	773,971	36,973
Halliburton Co.	1,617,211	68,246
Independence Contract Drilling, Inc. (e)	1,235,434	8,524
Oceaneering International, Inc.	592,391	37,149
		230,133
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	1,489,031	117,857
BG Group PLC	1,924,664	27,031
Cabot Oil & Gas Corp.	1,851,950	61,188
Chevron Corp.	2,912,405	317,074
Cimarex Energy Co.	544,002	57,093
EOG Resources, Inc.	934,816	81,067
EP Energy Corp. (d)	1,396,551	14,929
Exxon Mobil Corp.	2,241,078	202,907
Kinder Morgan Holding Co. LLC (d)	3,026,142	125,131
Memorial Resource Development Corp.	1,143,071	24,690
Noble Energy, Inc.	1,888,630	92,883
Parsley Energy, Inc. Class A	719,530	9,095
Phillips 66 Co.	1,233,217	90,050
Phillips 66 Partners LP	239,722	14,923
Plains GP Holdings LP Class A	244,300	6,347
PrairieSky Royalty Ltd.	248,500	7,467
Suncor Energy, Inc.	1,682,200	53,195
Valero Energy Partners LP	666,331	27,799
Whiting Petroleum Corp. (a)	899,311	37,564
		1,368,290
TOTAL ENERGY		1,598,423
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.5%
Banks - 5.0%
Bank of America Corp.	20,703,108	$ 352,781
Citigroup, Inc.	6,512,212	351,464
Huntington Bancshares, Inc.	8,357,800	84,497
JPMorgan Chase & Co.	5,209,954	313,431
Societe Generale Series A	638,602	31,675
SunTrust Banks, Inc.	1,162,348	45,669
Synovus Financial Corp.	881,820	22,786
U.S. Bancorp	4,386,547	193,885
		1,396,188
Capital Markets - 1.5%
Ameriprise Financial, Inc.	361,362	47,617
BlackRock, Inc. Class A	286,676	102,940
Carlyle Group LP	286,400	8,200
E*TRADE Financial Corp. (a)	1,424,649	32,496
Goldman Sachs Group, Inc.	243,600	45,897
Invesco Ltd.	691,813	27,922
Northern Trust Corp.	554,519	37,558
Oaktree Capital Group LLC Class A	286,697	13,277
State Street Corp.	906,200	69,533
The Blackstone Group LP	732,507	24,554
		409,994
Consumer Finance - 1.6%
Capital One Financial Corp.	3,836,301	319,180
Navient Corp.	2,380,634	49,898
SLM Corp.	4,717,034	45,661
Springleaf Holdings, Inc. (a)	645,000	25,574
		440,313
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	129	28,775
Class B (a)	754,000	112,112
IntercontinentalExchange Group, Inc.	187,862	42,455
KBC Ancora (a)	343,174	11,376
		194,718
Insurance - 1.4%
Direct Line Insurance Group PLC	7,611,730	35,015
esure Group PLC	843,386	2,776
Fairfax Financial Holdings Ltd. (sub. vtg.)	101,000	52,004
Marsh & McLennan Companies, Inc.	1,540,277	87,164
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,514,747	$ 84,235
Principal Financial Group, Inc.	396,100	21,100
The Chubb Corp.	686,200	70,713
The Travelers Companies, Inc.	196,140	20,487
Unum Group	609,200	20,238
		393,732
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	2,037,717	41,325
American Tower Corp.	189,331	19,882
Boston Properties, Inc.	458,197	59,401
Crown Castle International Corp.	160,800	13,361
Digital Realty Trust, Inc.	682,800	47,980
Outfront Media, Inc.	368,000	9,958
Piedmont Office Realty Trust, Inc. Class A	969,638	18,229
Senior Housing Properties Trust (SBI)	545,407	12,288
Sun Communities, Inc.	642,015	37,808
		260,232
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,079,503	70,162
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	717,000	16,448
TOTAL FINANCIALS		3,181,787
HEALTH CARE - 10.2%
Biotechnology - 3.3%
Actelion Ltd.	237,476	28,239
Alexion Pharmaceuticals, Inc. (a)	690,304	134,540
Amgen, Inc.	1,250,658	206,746
ARIAD Pharmaceuticals, Inc. (a)(d)	1,020,791	7,258
Biogen Idec, Inc. (a)	410,085	126,179
BioMarin Pharmaceutical, Inc. (a)	405,398	36,372
Celgene Corp. (a)	1,115,000	126,764
Gilead Sciences, Inc. (a)	2,065,028	207,164
Vertex Pharmaceuticals, Inc. (a)	456,100	53,765
		927,027
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	9,399,202	120,968
Covidien PLC	770,044	77,774
Edwards Lifesciences Corp. (a)	239,082	31,004
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	2,128,800	$ 157,254
Quidel Corp. (a)(d)	399,590	11,133
The Cooper Companies, Inc.	289,337	48,869
		447,002
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	1,889,503	66,926
Cigna Corp.	1,001,760	103,071
HCA Holdings, Inc. (a)	1,089,479	75,926
Henry Schein, Inc. (a)	340,304	46,690
McKesson Corp.	775,248	163,391
		456,004
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	272,234	8,943
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,415,000	60,477
Thermo Fisher Scientific, Inc.	923,297	119,373
		179,850
Pharmaceuticals - 3.0%
AbbVie, Inc.	964,568	66,748
Actavis PLC (a)	735,843	199,126
Allergan, Inc.	521,100	111,458
Bristol-Myers Squibb Co.	2,922,741	172,588
Mallinckrodt PLC (a)	185,200	17,079
Merck & Co., Inc.	1,164,896	70,360
Roche Holding AG (participation certificate)	187,371	56,069
Shire PLC	822,688	58,641
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,198,300	68,279
		820,348
TOTAL HEALTH CARE		2,839,174
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.8%
Meggitt PLC	10,684,236	83,945
TransDigm Group, Inc.	720,869	142,581
		226,526
Air Freight & Logistics - 0.4%
FedEx Corp.	531,927	94,779
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,595,447	$ 55,282
Electrical Equipment - 1.3%
Acuity Brands, Inc.	432,069	59,712
AMETEK, Inc.	4,306,948	219,482
Hubbell, Inc. Class B	775,692	82,844
		362,038
Industrial Conglomerates - 1.5%
Danaher Corp.	2,732,066	228,291
Roper Industries, Inc.	1,224,139	193,194
		421,485
Machinery - 0.7%
Deere & Co.	1,036,800	89,808
Pall Corp.	627,800	60,338
WABCO Holdings, Inc. (a)	419,900	43,090
		193,236
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	1,923,005	119,188
Road & Rail - 1.1%
CSX Corp.	3,344,200	122,030
J.B. Hunt Transport Services, Inc.	2,288,095	188,836
		310,866
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,433,700	41,692
TOTAL INDUSTRIALS		1,825,092
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	4,925,699	136,146
Juniper Networks, Inc.	664,055	14,715
QUALCOMM, Inc.	3,627,051	264,412
Riverbed Technology, Inc. (a)	2,473,764	51,145
		466,418
Electronic Equipment & Components - 0.5%
Keysight Technologies, Inc. (a)	669,350	23,561
Samsung SDI Co. Ltd.	77,439	9,321
TE Connectivity Ltd.	1,073,765	68,936
Trimble Navigation Ltd. (a)	885,100	24,893
		126,711
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.8%
58.com, Inc. ADR	403,806	$ 19,702
Benefitfocus, Inc. (a)(d)	78,813	2,135
ChannelAdvisor Corp. (a)	809,306	14,244
Cvent, Inc. (a)(d)	1,760,246	47,386
Demandware, Inc. (a)(d)	351,998	19,712
Endurance International Group Holdings, Inc. (a)(d)	524,420	8,716
Facebook, Inc. Class A (a)	3,014,107	234,196
Five9, Inc. (d)	1,516,246	6,687
Google, Inc. Class C (a)	1,035,569	561,102
HomeAway, Inc. (a)	997,900	31,294
Millennial Media, Inc. (a)	151,797	264
Opower, Inc. (d)	1,796,547	27,972
Twitter, Inc.	578,600	24,151
Wix.com Ltd. (a)	392,937	8,413
Yahoo!, Inc. (a)	901,360	46,636
Zoopla Property Group PLC (d)	4,246,897	13,055
		1,065,665
IT Services - 0.7%
Fidelity National Information Services, Inc.	184,000	11,259
Lionbridge Technologies, Inc. (a)	739,645	3,750
Quindell PLC (d)	3,077,687	3,185
Total System Services, Inc.	950,900	31,370
Visa, Inc. Class A	536,122	138,421
		187,985
Semiconductors & Semiconductor Equipment - 1.4%
Marvell Technology Group Ltd.	664,268	9,512
Micron Technology, Inc. (a)	803,963	28,902
NVIDIA Corp.	1,998,500	41,909
NXP Semiconductors NV (a)	1,979,533	154,027
RF Micro Devices, Inc. (a)	10,606,000	154,954
TriQuint Semiconductor, Inc. (a)	380,500	9,273
		398,577
Software - 2.0%
Activision Blizzard, Inc.	499,000	10,803
Adobe Systems, Inc. (a)	1,449,067	106,767
Autodesk, Inc. (a)	1,056,700	65,515
CommVault Systems, Inc. (a)	284,953	13,478
Covisint Corp. (a)	369,400	850
Fleetmatics Group PLC (a)	423,903	14,917
Imperva, Inc. (a)	1,126,628	47,927
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	703,300	$ 66,019
Oracle Corp.	1,535,625	65,126
Qlik Technologies, Inc. (a)	293,817	9,058
salesforce.com, Inc. (a)	2,180,474	130,545
Xero Ltd. (a)(d)	661,276	8,809
Xero Ltd. (a)(n)	468,513	6,241
Yodlee, inc.	646,000	7,642
		553,697
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,552,014	779,229
Electronics for Imaging, Inc. (a)	821,805	36,529
Hewlett-Packard Co.	3,818,500	149,151
		964,909
TOTAL INFORMATION TECHNOLOGY		3,763,962
MATERIALS - 3.2%
Chemicals - 2.6%
Airgas, Inc.	1,868,470	216,051
Cabot Corp.	261,374	11,260
CF Industries Holdings, Inc.	110,400	29,604
E.I. du Pont de Nemours & Co.	1,160,400	82,853
Eastman Chemical Co.	661,582	54,858
Ecolab, Inc.	925,600	100,844
FMC Corp.	779,173	42,387
LyondellBasell Industries NV Class A	543,522	42,862
Methanex Corp.	380,900	19,696
Monsanto Co.	643,446	77,156
W.R. Grace & Co. (a)	331,001	31,799
		709,370
Construction Materials - 0.1%
Eagle Materials, Inc.	291,000	23,975
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	1,704,177	21,217
Rock-Tenn Co. Class A	836,778	47,537
		68,754
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,326,800	$ 35,625
Nucor Corp.	751,200	40,287
		75,912
TOTAL MATERIALS		878,011
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	165,200	6,735
Cogent Communications Group, Inc.	133,800	4,739
inContact, Inc. (a)	1,324,987	10,944
Level 3 Communications, Inc. (a)	684,009	34,200
Verizon Communications, Inc.	5,460,746	276,259
		332,877
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,154,600	33,703
Telephone & Data Systems, Inc.	222,400	5,685
		39,388
TOTAL TELECOMMUNICATION SERVICES		372,265
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	217,832	12,536
Edison International	542,827	34,502
Exelon Corp.	1,529,800	55,333
NextEra Energy, Inc.	949,100	99,077
PPL Corp.	1,475,400	52,421
		253,869
Gas Utilities - 0.1%
National Fuel Gas Co.	484,289	33,547
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	122,200	4,620
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	265,600	6,098
NRG Energy, Inc.	1,362,972	42,607
		48,705
Multi-Utilities - 0.9%
Dominion Resources, Inc.	1,200,739	87,114
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	1,076,482	$ 45,040
PG&E Corp.	578,429	29,211
Sempra Energy	706,531	78,941
		240,306
TOTAL UTILITIES		581,047
TOTAL COMMON STOCKS (Cost $14,857,526)		19,469,016
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(p)	281,270	2,993
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,453,825	9,523
TOTAL PREFERRED STOCKS (Cost $10,639)		12,516
Nonconvertible Bonds - 11.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Co.:
3.5% 10/2/18	$ 5,595	5,735
6.25% 10/2/43	921	1,071
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,800
3% 9/25/17	4,056	4,139
3.25% 5/15/18	2,895	2,942
3.5% 7/10/19	11,716	11,965
4.25% 5/15/23	3,220	3,292
4.375% 9/25/21	12,680	13,140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17	$ 3,095	$ 3,276
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,876
		49,236
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	634
Media - 0.3%
Comcast Corp. 4.75% 3/1/44	11,400	12,534
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,366
Discovery Communications LLC 5.05% 6/1/20	204	226
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,340
News America Holdings, Inc. 7.75% 12/1/45	9,421	14,131
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,081
3.85% 9/29/24	5,214	5,280
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,715
5.85% 5/1/17	1,829	2,012
6.75% 7/1/18	1,974	2,291
8.25% 4/1/19	11,974	14,808
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,089
5.875% 11/15/16	4,882	5,323
Viacom, Inc.:
1.25% 2/27/15	456	457
2.5% 9/1/18	809	820
3.5% 4/1/17	264	277
		95,750
TOTAL CONSUMER DISCRETIONARY		145,620
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,357
2.45% 1/15/17 (f)	2,353	2,411
		4,768
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Kroger Co. 3.3% 1/15/21	$ 6,190	$ 6,339
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,746	1,759
2.7% 11/18/19	3,939	3,984
3.3% 11/18/21	4,671	4,747
		16,829
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	572	644
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,270
3.2% 1/25/23	1,917	1,883
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,710	3,727
2% 10/20/17 (f)	5,313	5,378
		13,902
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,974
2.85% 8/9/22	4,604	4,475
4% 1/31/24	3,615	3,763
9.7% 11/10/18	6,258	8,034
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,314
4.85% 9/15/23	8,000	8,620
6.75% 6/15/17	4,975	5,592
7.25% 6/15/37	7,569	9,487
		56,259
TOTAL CONSUMER STAPLES		91,758
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,389
5.35% 3/15/20 (f)	6,814	7,529
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,891
5% 10/1/21	2,791	3,011
6.5% 4/1/20	2,608	2,992
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 3.05% 3/1/16	$ 914	$ 927
Transocean, Inc. 5.05% 12/15/16	4,522	4,658
		34,397
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,578
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,456
4.742% 3/11/21	6,000	6,675
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,855
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,092
2.7% 4/1/19	616	614
3.875% 3/15/23	1,823	1,795
4.95% 4/1/22	1,267	1,372
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,132
6.45% 11/3/36 (f)	6,493	7,391
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,724
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,507
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,930
3.9% 5/15/24 (f)	2,064	2,057
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,622
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	844
Kinder Morgan Holding Co. LLC 2% 12/1/17	2,620	2,626
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,864
Motiva Enterprises LLC 5.75% 1/15/20 (f)	1,252	1,412
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,842
Nexen, Inc.:
5.2% 3/10/15	1,528	1,548
6.2% 7/30/19	2,252	2,615
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	27,569
Petrobras Global Finance BV:
3% 1/15/19	18,609	17,684
3.25% 3/17/17	12,657	12,493
4.375% 5/20/23	4,137	3,821
4.875% 3/17/20	23,870	23,585
5.625% 5/20/43	12,676	10,979
7.25% 3/17/44	7,706	8,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 7,288	$ 7,318
5.375% 1/27/21	43,072	42,886
5.75% 1/20/20	17,949	18,397
7.875% 3/15/19	7,382	8,109
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,347
3.5% 1/30/23	5,005	4,837
4.875% 1/24/22	1,430	1,523
4.875% 1/18/24	7,021	7,372
5.5% 1/21/21	7,423	8,230
5.5% 6/27/44	19,723	20,315
6% 3/5/20	4,797	5,452
6.375% 1/23/45	10,506	12,104
6.5% 6/2/41	8,420	9,746
8% 5/3/19	3,943	4,721
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,851
2.95% 5/1/17	1,844	1,909
4.3% 4/1/22	6,383	6,819
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,137
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	6,033
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,218
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,516
4.6% 6/15/21	1,816	1,990
Suncor Energy, Inc. 6.1% 6/1/18	623	712
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,750
4.55% 6/24/24	22,921	22,669
Western Gas Partners LP 5.375% 6/1/21	10,614	11,850
Williams Partners LP 4.3% 3/4/24	4,754	4,903
		413,416
TOTAL ENERGY		447,813
FINANCIALS - 7.1%
Banks - 3.0%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,351
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	$ 18,318	$ 18,446
5.5% 7/12/20 (f)	20,348	21,569
6.5% 6/10/19 (f)	2,097	2,301
Bank of America Corp.:
1.35% 11/21/16	5,398	5,407
2.6% 1/15/19	57,427	58,231
2.65% 4/1/19	17,421	17,669
3.875% 3/22/17	944	996
4.2% 8/26/24	7,745	7,904
4.25% 10/22/26	6,748	6,789
5.625% 10/14/16	22,550	24,336
5.75% 12/1/17	19,000	21,148
6.5% 8/1/16	1,220	1,325
Bank of America NA 5.3% 3/15/17	16,651	18,026
Barclays Bank PLC 2.5% 2/20/19	4,000	4,059
Barclays PLC 2.75% 11/8/19	5,728	5,750
BB&T Corp. 3.95% 3/22/22	1,805	1,902
Capital One NA 2.95% 7/23/21	8,837	8,831
Citigroup, Inc.:
1.3% 11/15/16	663	664
1.55% 8/14/17	20,430	20,418
1.75% 5/1/18	21,658	21,565
1.85% 11/24/17	13,884	13,935
2.5% 7/29/19	26,091	26,295
2.55% 4/8/19	24,266	24,594
4.05% 7/30/22	17,500	18,202
4.45% 1/10/17	15,842	16,846
5.3% 5/6/44	12,873	13,757
6% 8/15/17	15,053	16,789
6.125% 11/21/17	17,419	19,614
Comerica, Inc. 4.8% 5/1/15	1,223	1,245
Credit Suisse AG 6% 2/15/18	17,158	19,248
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,632
Discover Bank:
7% 4/15/20	4,144	4,946
8.7% 11/18/19	745	926
Fifth Third Bancorp:
3.5% 3/15/22	638	654
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
4.5% 6/1/18	$ 584	$ 632
5.45% 1/15/17	4,032	4,356
HBOS PLC 6.75% 5/21/18 (f)	560	629
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,549
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,042
Huntington National Bank:
1.3% 11/20/16	4,131	4,141
2.2% 4/1/19	3,200	3,202
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,948
3.125% 1/15/16	20,275	20,676
JPMorgan Chase & Co.:
2% 8/15/17	27,274	27,668
2.35% 1/28/19	49,249	49,870
3.15% 7/5/16	1,641	1,696
3.875% 9/10/24	16,385	16,554
JPMorgan Chase Bank 6% 10/1/17	2,460	2,756
KeyBank NA 5.45% 3/3/16	3,278	3,466
KeyCorp. 5.1% 3/24/21	628	707
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,432
5% 1/17/17	10,492	11,205
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,680
Regions Bank:
6.45% 6/26/37	12,100	14,854
7.5% 5/15/18	13,814	16,137
Regions Financial Corp.:
2% 5/15/18	7,953	7,909
5.75% 6/15/15	1,528	1,564
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	51,482	52,494
6% 12/19/23	12,648	13,737
6.1% 6/10/23	8,213	8,938
6.125% 12/15/22	39,429	43,114
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,513
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,143
3.5% 1/20/17	4,862	5,099
Wachovia Bank NA 6% 11/15/17	8,083	9,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
4.1% 6/3/26	$ 15,000	$ 15,376
4.48% 1/16/24	6,481	6,919
		839,532
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,464	2,586
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,105
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,660
2.55% 10/23/19	85,599	85,533
2.625% 1/31/19	30,072	30,456
2.9% 7/19/18	10,319	10,616
5.95% 1/18/18	5,343	5,994
6.15% 4/1/18	3,993	4,522
6.25% 9/1/17	23,534	26,351
Lazard Group LLC:
4.25% 11/14/20	3,149	3,352
6.85% 6/15/17	7,605	8,549
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	34,439
Morgan Stanley:
2.125% 4/25/18	18,100	18,183
2.375% 7/23/19	84,301	84,165
2.5% 1/24/19	43,150	43,656
4% 7/24/15	1,373	1,403
4.875% 11/1/22	8,674	9,356
5.45% 1/9/17	52,060	56,439
5.625% 9/23/19	547	623
5.95% 12/28/17	301	338
6.625% 4/1/18	1,804	2,075
UBS AG Stamford Branch 2.375% 8/14/19	13,000	13,100
		467,501
Consumer Finance - 0.7%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,281
Discover Financial Services:
3.85% 11/21/22	2,701	2,745
5.2% 4/27/22	2,488	2,747
6.45% 6/12/17	13,316	14,833
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,022
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
2.375% 3/12/19	$ 19,600	$ 19,579
2.5% 1/15/16	16,000	16,277
2.875% 10/1/18	11,000	11,272
3% 6/12/17	6,246	6,439
4.375% 8/6/23	15,332	16,370
5% 5/15/18	10,000	10,939
5.875% 8/2/21	12,574	14,620
General Electric Capital Corp. 4.625% 1/7/21	849	950
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,301
1.625% 10/2/15 (f)	2,131	2,145
1.875% 8/9/16 (f)	1,605	1,625
2.125% 10/2/17 (f)	2,357	2,381
2.55% 2/6/19 (f)	6,671	6,722
2.875% 8/9/18 (f)	2,848	2,923
Synchrony Financial:
1.875% 8/15/17	1,554	1,561
3% 8/15/19	2,283	2,318
3.75% 8/15/21	8,466	8,682
4.25% 8/15/24	3,469	3,544
		179,276
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,415
American International Group, Inc.:
2.375% 8/24/15	16,000	16,186
4.875% 6/1/22	4,860	5,445
5.6% 10/18/16	5,560	6,018
Aon Corp.:
3.125% 5/27/16	4,743	4,882
3.5% 9/30/15	4,875	4,990
5% 9/30/20	129	145
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	452
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,997
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	2,508	2,599
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,400
5.125% 4/15/22	1,066	1,200
5.375% 3/15/17	685	745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	$ 6,498	$ 6,760
5% 6/1/21 (f)	8,525	9,370
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,199
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	4,112
MetLife, Inc. 6.75% 6/1/16	5,158	5,611
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,550
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,220
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,283
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,132
6% 2/10/20 (f)	9,721	11,136
Prudential Financial, Inc.:
2.3% 8/15/18	888	900
4.5% 11/16/21	1,764	1,928
7.375% 6/15/19	2,520	3,056
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	8,910
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	8,811
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,951
4.125% 11/1/24 (f)	2,810	2,854
Unum Group:
5.625% 9/15/20	3,860	4,429
5.75% 8/15/42	8,065	9,206
7.125% 9/30/16	2,076	2,300
		171,192
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,366
4.6% 4/1/22	2,035	2,166
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,753
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,932
Camden Property Trust 2.95% 12/15/22	2,417	2,361
CommonWealth REIT 5.875% 9/15/20	1,166	1,288
DDR Corp.:
4.625% 7/15/22	4,470	4,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
4.75% 4/15/18	$ 6,131	$ 6,646
7.5% 4/1/17	8,836	9,983
9.625% 3/15/16	1,851	2,051
Duke Realty LP:
3.625% 4/15/23	3,152	3,165
3.75% 12/1/24	2,549	2,556
3.875% 10/15/22	5,452	5,609
4.375% 6/15/22	3,753	3,984
5.5% 3/1/16	3,075	3,243
5.95% 2/15/17	3,767	4,126
6.75% 3/15/20	1,339	1,590
8.25% 8/15/19	2,643	3,289
Equity One, Inc.:
3.75% 11/15/22	8,200	8,236
5.375% 10/15/15	948	982
6% 9/15/17	876	969
6.25% 1/15/17	663	723
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,297
6.2% 1/15/17	501	554
HCP, Inc.:
3.15% 8/1/22	7,000	6,872
3.875% 8/15/24	13,000	13,181
4.25% 11/15/23	5,582	5,828
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,631
4.125% 4/1/19	13,700	14,678
4.7% 9/15/17	843	913
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,761
6.25% 6/15/17	996	1,080
6.65% 1/15/18	676	745
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,306
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)	2,128	2,137
4.95% 4/1/24	2,101	2,152
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (h)	1,583	1,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP: - continued
5% 12/15/23	$ 1,140	$ 1,235
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,224
		134,982
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	3,585	3,593
3.85% 4/15/16	8,775	9,094
4.25% 7/15/22	2,970	3,072
6.125% 4/15/20	2,611	2,998
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,357
4.1% 10/1/24	6,548	6,582
4.55% 10/1/29	6,548	6,622
4.95% 4/15/18	4,846	5,240
5.7% 5/1/17	309	335
6% 4/1/16	2,770	2,938
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,266
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,701
5.25% 3/15/21	4,138	4,559
ERP Operating LP 5.75% 6/15/17	2,042	2,265
Essex Portfolio LP 5.5% 3/15/17	3,921	4,275
Liberty Property LP:
3.375% 6/15/23	3,313	3,255
4.125% 6/15/22	3,219	3,357
4.75% 10/1/20	8,747	9,536
5.125% 3/2/15	1,672	1,691
5.5% 12/15/16	2,529	2,734
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,611
3.15% 5/15/23	7,438	6,806
4.5% 4/18/22	2,016	2,046
5.8% 1/15/16	5,020	5,269
7.75% 8/15/19	2,476	2,952
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,314
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,351
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	4,226	4,531
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 3,893	$ 4,007
5.875% 6/15/17	1,771	1,965
Tanger Properties LP:
3.75% 12/1/24	4,790	4,820
3.875% 12/1/23	2,716	2,779
6.125% 6/1/20	9,597	11,200
Ventas Realty LP:
1.25% 4/17/17	3,126	3,121
1.55% 9/26/16	1,068	1,076
3.75% 5/1/24	7,900	7,928
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,076
4% 4/30/19	1,999	2,135
		161,523
TOTAL FINANCIALS		1,954,006
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	13,051	13,014
2.2% 5/22/19	32,376	32,374
		45,388
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc. 5.95% 3/15/17	1,413	1,557
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,008
4.75% 11/15/21	17,355	19,174
McKesson Corp. 2.284% 3/15/19	6,400	6,408
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,223
4.125% 9/15/20	5,031	5,395
WellPoint, Inc. 1.875% 1/15/18	195	195
		38,960
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19	$ 1,100	$ 1,106
3.3% 2/15/22	13,389	13,506
		16,356
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,505
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,760
2.45% 6/15/19	3,839	3,782
Bayer U.S. Finance LLC 3% 10/8/21 (f)	3,403	3,442
Mylan, Inc. 1.35% 11/29/16	2,039	2,037
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,662
2.3% 11/8/18	1,780	1,761
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,764
3.9% 12/15/24	2,611	2,634
4.9% 12/15/44	1,145	1,171
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,141
Zoetis, Inc. 1.875% 2/1/18	992	983
		40,642
TOTAL HEALTH CARE		141,346
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,855
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	2,090	2,179
6.9% 7/2/19	814	856
Southwest Airlines Co. 2.75% 11/6/19	14,700	14,839
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,887	2,019
8.36% 1/20/19	1,419	1,560
		21,453
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	$ 3,319	$ 3,278
3.875% 4/1/21	6,320	6,344
4.25% 9/15/24	5,492	5,499
4.75% 3/1/20	5,518	5,890
		21,011
TOTAL INDUSTRIALS		50,152
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	188
2.375% 12/17/18	1,262	1,282
6.55% 10/1/17	1,119	1,271
		2,741
IT Services - 0.1%
IBM Corp. 7.625% 10/15/18	19,000	23,090
Xerox Corp.:
2.95% 3/15/17	1,143	1,182
4.25% 2/15/15	1,302	1,312
		25,584
TOTAL INFORMATION TECHNOLOGY		28,325
MATERIALS - 0.1%
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,343
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	9,029
4.25% 7/17/42 (f)	1,402	1,284
4.875% 11/4/44 (f)	3,920	3,947
5.625% 10/18/43 (f)	2,049	2,291
		16,551
TOTAL MATERIALS		19,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 61	$ 82
CenturyLink, Inc.:
5.15% 6/15/17	487	513
6% 4/1/17	3,467	3,736
6.15% 9/15/19	4,463	4,842
Embarq Corp.:
7.082% 6/1/16	4,190	4,522
7.995% 6/1/36	42,001	46,726
Verizon Communications, Inc.:
2.625% 2/21/20 (f)	9,941	9,954
4.5% 9/15/20	45,631	49,945
5.012% 8/21/54 (f)	23,143	24,098
6.1% 4/15/18	4,897	5,585
6.25% 4/1/37	4,611	5,572
6.4% 9/15/33	6,073	7,517
6.55% 9/15/43	8,436	10,896
		173,988
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	379
3.625% 3/30/15	3,102	3,130
		3,509
TOTAL TELECOMMUNICATION SERVICES		177,497
UTILITIES - 0.8%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,701
American Transmission Systems, Inc. 5% 9/1/44 (f)	2,415	2,524
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,453
6.4% 9/15/20 (f)	11,856	13,966
Edison International 3.75% 9/15/17	4,499	4,777
FirstEnergy Corp.:
2.75% 3/15/18	8,307	8,393
4.25% 3/15/23	27,079	27,525
7.375% 11/15/31	40,870	49,560
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 5,251	$ 5,302
3.75% 11/15/20	1,034	1,088
Nevada Power Co. 6.5% 8/1/18	2,642	3,083
Northeast Utilities 1.45% 5/1/18	1,676	1,657
NV Energy, Inc. 6.25% 11/15/20	1,957	2,319
Pennsylvania Electric Co. 6.05% 9/1/17	618	690
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,339
Progress Energy, Inc. 4.4% 1/15/21	405	443
TECO Finance, Inc.:
4% 3/15/16	1,828	1,901
5.15% 3/15/20	164	185
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,334
		157,662
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	391
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,556
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,460
		4,407
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5331% 9/30/66 (j)	19,453	18,279
7.5% 6/30/66 (j)	5,485	5,842
MidAmerican Energy Holdings, Co. 2% 11/15/18	6,853	6,892
National Grid PLC 6.3% 8/1/16	973	1,059
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,195
5.25% 9/15/17	1,414	1,559
5.45% 9/15/20	6,455	7,376
6.4% 3/15/18	3,029	3,471
6.8% 1/15/19	4,065	4,807
PG&E Corp. 2.4% 3/1/19	931	936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc. 6% 9/1/21	$ 813	$ 953
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,882	4,982
		59,351
TOTAL UTILITIES		221,420
TOTAL NONCONVERTIBLE BONDS (Cost $3,172,531)		3,277,831
U.S. Government and Government Agency Obligations - 3.6%

U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	81,063	90,340
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 1/29/15 to 2/19/15 (i)	8,000	8,000
U.S. Treasury Bonds:
3% 11/15/44	71,831	73,054
3.125% 8/15/44 (n)(o)	207,776	216,249
U.S. Treasury Notes 0.875% 11/15/17	613,123	613,171
TOTAL U.S. TREASURY OBLIGATIONS		910,474
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $986,857)		1,000,814
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.0%
2.053% 6/1/36 (j)	155	166
2.393% 7/1/37 (j)	296	317
2.5% 9/1/27 to 4/1/43	14,997	15,255
3% 12/1/29 (h)	4,500	4,686
3% 10/1/42 to 10/1/43	113,025	114,401
3.5% 12/1/25 to 1/1/44	277,497	289,381
3.5% 12/1/29 (h)	1,500	1,589
3.5% 12/1/44 (h)	9,000	9,381
3.5% 12/1/44 (h)	5,700	5,941
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 2/1/35 to 9/1/44	$ 51,844	$ 55,544
4.5% 12/1/23 to 6/1/44	12,877	14,016
5% 4/1/41 to 10/1/41	4,995	5,547
5% 12/1/44 (h)	10,500	11,644
5.5% 9/1/24 to 9/1/41	26,930	30,080
6% 6/1/35 to 8/1/37	5,325	6,054
6.5% 7/1/32 to 8/1/36	1,075	1,248
TOTAL FANNIE MAE		565,250
Freddie Mac - 0.2%
3.137% 10/1/35 (j)	198	212
3.5% 6/1/42 to 10/1/44	24,010	24,985
4% 6/1/24 to 8/1/44	18,566	19,868
4.5% 7/1/25 to 4/1/41	13,279	14,430
5% 3/1/19 to 7/1/41	3,465	3,781
5.5% 1/1/34 to 3/1/40	1,257	1,411
6% 7/1/37 to 8/1/37	356	402
6.5% 3/1/36	804	938
TOTAL FREDDIE MAC		66,027
Ginnie Mae - 0.4%
3.5% 7/20/42 to 10/20/43	25,815	27,152
3.5% 12/1/44 (h)	6,200	6,513
3.5% 12/1/44 (h)	4,500	4,727
4% 9/20/40 to 12/20/41	9,871	10,621
4% 12/1/44 (h)	4,100	4,400
4% 12/1/44 (h)	10,600	11,376
4% 12/1/44 (h)	2,000	2,146
4.5% 12/1/44 (h)	25,100	27,488
5% 5/15/39	1,310	1,454
5.5% 12/15/31 to 1/15/39	2,668	3,027
TOTAL GINNIE MAE		98,904
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,920)		730,181
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (j)	$ 729	$ 631
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (j)	318	314
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,438
Class D, 3.31% 10/8/19	880	899
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (j)	60	54
Series 2004-R2 Class M3, 0.977% 4/25/34 (j)	99	72
Series 2005-R2 Class M1, 0.6053% 4/25/35 (j)	375	375
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (j)	53	50
Series 2004-W11 Class M2, 1.2053% 11/25/34 (j)	616	589
Series 2004-W7 Class M1, 0.977% 5/25/34 (j)	1,600	1,542
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (j)	1,300	456
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (j)	2,012	1,834
Series 2006-HE2 Class M1, 0.522% 3/25/36 (j)	28	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (j)	1,978	1,471
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	376	376
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6103% 4/25/34 (j)	84	60
Series 2004-4 Class M2, 0.9503% 6/25/34 (j)	157	145
Series 2004-7 Class AF5, 5.868% 1/25/35	2,090	2,142
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (j)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (j)	319	285
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (j)	16	14
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (j)	1,041	845
Class M4, 1.1753% 1/25/35 (j)	381	224
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (f)(j)	1,943	1,667
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (f)(j)	55	53
Series 2006-2A:
Class A, 0.3347% 11/15/34 (f)(j)	940	895
Class B, 0.4347% 11/15/34 (f)(j)	339	313
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class C, 0.5347% 11/15/34 (f)(j)	$ 564	$ 494
Class D, 0.9047% 11/15/34 (f)(j)	214	185
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (j)	290	274
Series 2003-3 Class M1, 1.4453% 8/25/33 (j)	546	527
Series 2003-5 Class A2, 0.8553% 12/25/33 (j)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (j)	1,642	1,052
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (j)	3,185	1,356
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (j)	948	939
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (j)	246	245
Series 2006-A Class 2C, 1.3836% 3/27/42 (j)	2,909	498
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (j)	508	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (j)	128	99
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (j)	467	426
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (j)	711	647
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (j)	2,034	1,939
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (j)	63	58
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (j)	410	386
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (j)	268	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (j)	1,566	1,348
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (j)	585	522
Class M4, 2.3303% 9/25/34 (j)	750	469
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (j)	1,620	1,396
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (j)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,434
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,619
Class C, 2.13% 8/17/20	22,594	22,589
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,681
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (j)	$ 1,007	$ 916
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (j)	927	895
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (j)	51	41
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (j)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (f)(j)	2,206	1,147
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (f)(j)	1,964	1,980
TOTAL ASSET-BACKED SECURITIES (Cost $79,098)		90,030
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7153% 1/25/35 (j)	1,428	1,416
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	3,362	3,266
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (j)	639	639
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.715% 12/20/54 (j)	5,460	5,324
Series 2006-4 Class M1, 0.495% 12/20/54 (j)	1,198	1,159
Series 2007-1:
Class 1M1, 0.455% 12/20/54 (j)	1,611	1,555
Class 2M1, 0.655% 12/20/54 (j)	2,067	2,010
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (j)	2,864	2,801
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (j)	472	480
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (j)	1,304	1,112
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (j)	524	475
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (j)	979	899
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (j)	1,393	1,329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (f)(j)	$ 521	$ 476
Class B6, 3.0055% 6/10/35 (f)(j)	111	102
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (j)	28	27
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (j)	166	166
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3553% 9/25/36 (j)	2,028	1,849
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7953% 9/25/43 (j)	2,483	2,385
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,541)		27,470
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (j)(l)	395	8
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (j)	262	265
Series 2006-3 Class A4, 5.889% 7/10/44	8,923	9,438
Series 2006-5 Class A2, 5.317% 9/10/47	1,817	1,817
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,675
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	4,082	4,144
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	94
Series 2007-3:
Class A3, 5.5632% 6/10/49 (j)	1,577	1,584
Class A4, 5.5632% 6/10/49 (j)	2,739	2,964
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,463	4,809
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (f)(j)	42	38
Series 2005-3A:
Class A2, 0.5553% 11/25/35 (f)(j)	377	339
Class M1, 0.5953% 11/25/35 (f)(j)	49	42
Class M2, 0.6453% 11/25/35 (f)(j)	63	45
Class M3, 0.6653% 11/25/35 (f)(j)	56	40
Class M4, 0.7553% 11/25/35 (f)(j)	70	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (f)(j)	$ 982	$ 854
Class B1, 1.5553% 1/25/36 (f)(j)	40	8
Class M1, 0.6053% 1/25/36 (f)(j)	317	186
Class M2, 0.6253% 1/25/36 (f)(j)	95	54
Class M3, 0.6553% 1/25/36 (f)(j)	139	75
Class M4, 0.7653% 1/25/36 (f)(j)	77	40
Class M5, 0.8053% 1/25/36 (f)(j)	77	31
Class M6, 0.8553% 1/25/36 (f)(j)	82	25
Series 2006-1:
Class A2, 0.5153% 4/25/36 (f)(j)	155	135
Class M1, 0.5353% 4/25/36 (f)(j)	56	43
Class M2, 0.5553% 4/25/36 (f)(j)	59	45
Class M3, 0.5753% 4/25/36 (f)(j)	51	37
Class M4, 0.6753% 4/25/36 (f)(j)	29	20
Class M5, 0.7153% 4/25/36 (f)(j)	28	19
Class M6, 0.7953% 4/25/36 (f)(j)	55	38
Series 2006-2A:
Class M1, 0.4653% 7/25/36 (f)(j)	138	107
Class M2, 0.4853% 7/25/36 (f)(j)	97	73
Class M3, 0.5053% 7/25/36 (f)(j)	81	57
Class M4, 0.5753% 7/25/36 (f)(j)	54	36
Class M5, 0.6253% 7/25/36 (f)(j)	67	41
Series 2006-3A Class M4, 0.5853% 10/25/36 (f)(j)	56	6
Series 2006-4A:
Class A2, 0.4253% 12/25/36 (f)(j)	2,912	2,411
Class M1, 0.4453% 12/25/36 (f)(j)	194	131
Class M2, 0.4653% 12/25/36 (f)(j)	129	71
Class M3, 0.4953% 12/25/36 (f)(j)	130	60
Series 2007-1 Class A2, 0.4253% 3/25/37 (f)(j)	601	492
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (f)(j)	622	529
Class A2, 0.4753% 7/25/37 (f)(j)	584	460
Class M1, 0.5253% 7/25/37 (f)(j)	204	61
Class M2, 0.5653% 7/25/37 (f)(j)	112	14
Class M3, 0.6453% 7/25/37 (f)(j)	97	7
Class M4, 0.8053% 7/25/37 (f)(j)	4	0
Series 2007-3:
Class A2, 0.4453% 7/25/37 (f)(j)	610	509
Class M1, 0.4653% 7/25/37 (f)(j)	122	91
Class M2, 0.4953% 7/25/37 (f)(j)	130	74
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.5253% 7/25/37 (f)(j)	$ 204	$ 77
Class M4, 0.6553% 7/25/37 (f)(j)	320	104
Class M5, 0.7553% 7/25/37 (f)(j)	160	28
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(j)	245	43
Class M2, 1.202% 9/25/37 (f)(j)	121	12
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	1,419	58
Series 2006-3A, Class IO, 0% 10/25/36 (f)(j)(l)	19,065	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(j)(l)	3,892	116
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (f)(j)	177	178
Class J, 0.8547% 3/15/22 (f)(j)	653	647
sequential payer:
Series 2007-PW16:
Class A4, 5.707% 6/11/40 (j)	769	839
Class AAB, 5.707% 6/11/40 (j)	3,294	3,374
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,376
Series 2006-T22 Class A4, 5.5572% 4/12/38 (j)	156	162
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (f)(j)(l)	66,684	252
Series 2007-T28 Class X2, 0.1356% 9/11/42 (f)(j)(l)	37,674	64
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (f)(j)	458	437
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (f)(j)(l)	2,187	7
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (f)(j)	2,953	2,953
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7102% 12/10/49 (j)	4,371	4,782
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	119	120
Class A4, 5.322% 12/11/49	11,611	12,371
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,468	1,406
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0047% 4/15/17 (f)(j)	138	139
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,376	1,457
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	25	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3 Class A4, 5.7023% 6/15/39 (j)	$ 498	$ 535
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,189	1,292
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (f)(j)	4,688	4,632
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (j)(l)	27	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(j)(l)	4	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (f)(j)	58	58
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(j)	2,009	218
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (f)(j)	1,367	1,367
Class A2FL, 0.856% 12/5/31 (f)(j)	1,520	1,520
Class BFL, 1.256% 12/5/31 (f)(j)	5,610	5,607
Class CFL, 1.656% 12/5/31 (f)(j)	3,980	3,980
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	16,649	17,822
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	36,334
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (j)	8,917	9,379
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5518% 4/10/38 (j)	4,920	5,081
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,423	2,594
Class A4, 5.56% 11/10/39 (j)	16,496	17,573
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,405
Class DFX, 4.4065% 11/5/30 (f)	12,899	13,294
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (f)(j)	158	156
Class F, 0.4847% 11/15/18 (f)(j)	383	372
Class G, 0.5147% 11/15/18 (f)(j)	332	320
Class H, 0.6547% 11/15/18 (f)(j)	255	245
Series 2014-BXH:
Class C, 1.8047% 4/15/27 (f)(j)	2,117	2,114
Class D, 2.4047% 4/15/27 (f)(j)	4,512	4,494
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	$ 22	$ 22
Class A4, 5.429% 12/12/43	8,980	9,511
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,422	12,088
Class A4, 5.399% 5/15/45	773	818
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,081	11,843
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,128	4,438
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (j)	4,648	5,048
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (j)	54	54
Class A4, 5.7857% 6/15/49 (j)	34,884	37,753
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,411	18,754
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (j)	1,740	1,827
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (j)	78	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (j)	1,054	1,151
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	628
Series 2006-C7 Class A2, 5.3% 11/15/38	678	693
Series 2007-C1 Class A4, 5.424% 2/15/40	3,958	4,263
Series 2007-C2 Class A3, 5.43% 2/15/40	2,391	2,580
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,540	1,632
Series 2007-C7 Class A3, 5.866% 9/15/45	2,971	3,290
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (f)(j)	1,143	1,108
Series 2008-C1 Class A4, 5.69% 2/12/51	2,659	2,923
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (j)	47	47
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	357	365
Series 2007-5:
Class A4, 5.378% 8/12/48	8,068	8,623
Class B, 5.479% 8/12/48	3,942	1,914
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	10,897	11,787
Series 2007-7 Class A4, 5.7445% 6/12/50 (j)	4,599	5,004
Series 2006-4 Class XP, 0.6176% 12/12/49 (j)(l)	17,362	1
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,314	409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7445% 6/12/50 (j)	$ 114	$ 5
Series 2007-8 Class A3, 5.8821% 8/12/49 (j)	1,133	1,241
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(j)	393	350
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(j)	754	746
Class D, 0.345% 10/15/20 (f)(j)	732	721
Class E, 0.405% 10/15/20 (f)(j)	916	897
Class F, 0.455% 10/15/20 (f)(j)	550	536
Class G, 0.495% 10/15/20 (f)(j)	680	657
Class H, 0.585% 10/15/20 (f)(j)	428	405
Class J, 0.735% 10/15/20 (f)(j)	247	222
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	115	115
Series 2007-IQ15 Class A4, 5.9085% 6/11/49 (j)	19,798	21,697
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (j)	325	336
Series 2006-T23 Class A3, 5.8051% 8/12/41 (j)	510	510
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	10,971	11,874
Class AAB, 5.654% 4/15/49	1,725	1,770
Class B, 5.7208% 4/15/49 (j)	323	30
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	182	67
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (f)(j)	222	217
Class J, 0.753% 9/15/21 (f)(j)	434	417
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (f)(j)	4,581	4,307
Class LXR1, 0.8547% 6/15/20 (f)(j)	162	156
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,203
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	50,232
Class A5, 5.5% 4/15/47	5,339	5,787
Series 2007-C32 Class A3, 5.7164% 6/15/49 (j)	4,600	4,972
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (j)	25,231	27,102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A5, 5.9413% 2/15/51 (j)	$ 870	$ 957
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,331
Series 2005-C22:
Class B, 5.3645% 12/15/44 (j)	2,914	2,927
Class F, 5.3645% 12/15/44 (f)(j)	2,191	460
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	7,210	7,520
Series 2006-C27 Class A1A, 5.749% 7/15/45 (j)	12,061	12,851
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,942	3,867
Class D, 5.513% 12/15/43 (j)	2,102	1,929
Series 2007-C31 Class C, 5.6724% 4/15/47 (j)	361	350
Series 2007-C31A Class A2, 5.421% 4/15/47	850	850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $512,687)		539,801
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	2,300	2,334
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,831
7.3% 10/1/39	18,960	27,530
7.5% 4/1/34	8,780	12,796
7.55% 4/1/39	21,130	31,907
7.6% 11/1/40	27,050	41,558
7.625% 3/1/40	2,920	4,425
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,457
Series 2010 C1, 7.781% 1/1/35	7,055	8,249
Series 2012 B, 5.432% 1/1/42	6,845	6,397
6.05% 1/1/29	475	481
6.314% 1/1/44	12,665	13,203
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (p)	38,500	39,584
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	695	727
5.1% 6/1/33	100,865	99,345
Series 2010, 4.421% 1/1/15	5,980	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-1, 6.63% 2/1/35	$ 17,960	$ 19,938
Series 2010-3:
5.547% 4/1/19	185	202
6.725% 4/1/35	8,580	9,571
7.35% 7/1/35	5,140	6,005
Series 2011:
4.961% 3/1/16	580	607
5.365% 3/1/17	215	231
5.665% 3/1/18	8,220	9,053
5.877% 3/1/19	18,320	20,368
Series 2013:
1.28% 12/1/15	4,975	4,993
4% 12/1/20	7,040	7,181
TOTAL MUNICIPAL SECURITIES (Cost $358,605)		375,973
Foreign Government and Government Agency Obligations - 0.3%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,350	6,474
5.75% 9/26/23 (f)	5,809	6,172
6.369% 6/16/18 (f)	12,537	13,615
Brazilian Federative Republic 4.25% 1/7/25	12,300	12,454
Italian Republic 5.375% 6/12/17	4,630	5,068
United Mexican States:
3.5% 1/21/21	6,500	6,708
4% 10/2/23	14,090	14,812
4.75% 3/8/44	12,082	12,466
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,022)		77,769
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	9,774	9,848
Fifth Third Bank 4.75% 2/1/15	951	958
TOTAL BANK NOTES (Cost $10,702)		10,806
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(j)	$ 1,204	$ 1,313
TOTAL PREFERRED SECURITIES (Cost $1,362)		1,313
Fixed-Income Funds - 6.3%
	Shares
Fidelity High Income Central Fund 2 (k)	6,183,311	714,296
Fidelity Mortgage Backed Securities Central Fund (k)	9,382,684	1,027,592
TOTAL FIXED-INCOME FUNDS (Cost $1,593,490)		1,741,888
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (b)	668,561,089	668,561
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	86,799,024	86,799
TOTAL MONEY MARKET FUNDS (Cost $755,360)		755,360
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $23,148,340)		28,110,768
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(393,455)
NET ASSETS - 100%		$ 27,717,313
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/44	$ (25,800)	$ (26,083)
3% 12/1/44	(6,500)	(6,571)
3.5% 12/1/44	(5,700)	(5,941)
TOTAL TBA SALE COMMITMENTS (Proceeds $38,071)		$ (38,595)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,650 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 170,470	$ 4,653

The face value of futures purchased as a percentage of net assets is 0.6%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 116	$ (113)	$ 0	$ (113)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,209,000 or 1.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,000,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(n) Security or a portion of the security has been segregated as collateral for open over-the-counter OTC swaps. At period end, the value of securities pledged amounted to $1,073,000.
(o) Security or a portion of the security was pledged to cover delayed delivery purchases. At the period end, the value of securities pledged amounted to $349,000.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,102,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 38,500
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 177
Fidelity High Income Central Fund 2	10,269
Fidelity Mortgage Backed Securities Central Fund	5,362
Fidelity Securities Lending Cash Central Fund	960
Total	$ 16,768
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 721,797	$ 10,384	$ -	$ 714,296	82.8%
Fidelity Mortgage Backed Securities Central Fund	931,563	86,374	-	1,027,592	25.6%
Total	$ 1,653,360	$ 96,758	$ -	$ 1,741,888
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling, Inc.	$ 14,109	$ 68	$ -	$ -	$ 8,524
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,520,879	$ 2,503,595	$ -	$ 17,284
Consumer Staples	1,917,899	1,860,803	57,096	-
Energy	1,598,423	1,571,392	27,031	-
Financials	3,181,787	3,181,787	-	-
Health Care	2,839,174	2,724,464	114,710	-
Industrials	1,825,092	1,825,092	-	-
Information Technology	3,766,955	3,763,962	-	2,993
Materials	878,011	878,011	-	-
Telecommunication Services	372,265	372,265	-	-
Utilities	581,047	581,047	-	-
Corporate Bonds	3,277,831	-	3,277,831	-
U.S. Government and Government Agency Obligations	1,000,814	-	1,000,814	-
U.S. Government Agency - Mortgage Securities	730,181	-	730,181	-
Asset-Backed Securities	90,030	-	88,875	1,155
Collateralized Mortgage Obligations	27,470	-	26,892	578
Commercial Mortgage Securities	539,801	-	538,702	1,099
Municipal Securities	375,973	-	375,973	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Foreign Government and Government Agency Obligations	$ 77,769	$ -	$ 77,769	$ -
Bank Notes	10,806	-	10,806	-
Preferred Securities	1,313	-	1,313	-
Fixed-Income Funds	1,741,888	1,741,888	-	-
Money Market Funds	755,360	755,360	-	-
Total Investments in Securities:	$ 28,110,768	$ 21,759,666	$ 6,327,993	$ 23,109
Derivative Instruments:
Assets
Futures Contracts	$ 4,653	$ 4,653	$ -	$ -
Liabilities
Swaps	$ (113)	$ -	$ (113)	$ -
Total Derivative Instruments:	$ 4,540	$ 4,653	$ (113)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (38,595)	$ -	$ (38,595)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $23,202,926,000. Net unrealized appreciation aggregated $4,907,842,000, of which $5,335,509,000 related to appreciated investment securities and $427,667,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds,are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2014

1.809105.110

PUR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Delphi Automotive PLC	18,393	$ 1,342
Johnson Controls, Inc.	1,000,800	50,040
		51,382
Automobiles - 0.1%
General Motors Co.	197,114	6,590
General Motors Co.:
warrants 7/10/16 (a)	8,394	197
warrants 7/10/19 (a)	8,394	128
Motors Liquidation Co. GUC Trust (a)	28,150	511
Tesla Motors, Inc. (a)	40,500	9,903
		17,329
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(p)	1,945	3
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	150,000	4,560
Domino's Pizza, Inc.	473,500	44,438
Dunkin' Brands Group, Inc.	139,600	6,750
Extended Stay America, Inc. unit	150,000	2,790
Starbucks Corp.	1,651,300	134,102
Station Holdco LLC (a)(n)(p)	1,194,419	2,843
Station Holdco LLC (a)(n)(p)	9,088	22
Station Holdco LLC:
unit (a)(n)(p)	2,660	1
warrants 6/15/18 (a)(n)(p)	75,658	20
Vail Resorts, Inc.	974,327	85,390
Wyndham Worldwide Corp.	531,500	44,306
		325,222
Household Durables - 0.1%
Lennar Corp. Class A	138,900	6,562
PulteGroup, Inc.	1,026,300	22,199
		28,761
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	210,600	71,318
Netflix, Inc. (a)	23,900	8,284
priceline.com, Inc. (a)	25,800	29,933
Spotify Technology SA (a)(p)	15,765	15,881
Wayfair LLC	266,909	5,828
		131,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Charter Communications, Inc. Class A (a)	225,900	$ 38,335
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	292,378
Cumulus Media, Inc. Class A (a)	398,000	1,588
DIRECTV (a)	238,100	20,884
Legend Pictures LLC (a)(n)(p)	49,141	99,097
Lions Gate Entertainment Corp. (e)	1,470,900	49,864
Live Nation Entertainment, Inc. (a)	1,624,600	43,539
Publicis Groupe SA	54,472	4,000
The Walt Disney Co.	284,190	26,290
Time Warner Cable, Inc.	517,400	77,237
Time Warner, Inc.	1,026,300	87,359
Tribune Media Co. Class A (a)	13,773	936
Tribune Publishing Co.	3,443	73
Twenty-First Century Fox, Inc. Class A	1,899,700	69,909
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (p)	2,172	32,899
		844,388
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	375,300	29,667
Specialty Retail - 1.4%
Home Depot, Inc.	2,362,200	234,803
L Brands, Inc.	424,000	34,302
TJX Companies, Inc.	947,200	62,667
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	219,600	27,777
		359,549
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	1,331,100	30,951
lululemon athletica, Inc. (a)	527,400	25,415
Luxottica Group SpA	81,800	4,369
Michael Kors Holdings Ltd. (a)	129,061	9,900
NIKE, Inc. Class B	1,682,800	167,085
Ralph Lauren Corp.	311,600	57,615
Tory Burch LLC (a)(n)(p)	324,840	26,153
		321,488
TOTAL CONSUMER DISCRETIONARY		2,109,033
CONSUMER STAPLES - 5.4%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	840,600	36,936
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	628,900	$ 60,626
Molson Coors Brewing Co. Class B	403,700	31,226
Monster Beverage Corp. (a)	836,400	93,802
The Coca-Cola Co.	2,562,200	114,863
		337,453
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	578,500	82,216
CVS Health Corp.	1,816,200	165,928
Kroger Co.	2,351,500	140,714
		388,858
Food Products - 1.4%
Bunge Ltd.	833,000	75,611
Keurig Green Mountain, Inc.	573,900	81,574
Mead Johnson Nutrition Co. Class A	1,232,600	127,993
Mondelez International, Inc.	790,700	30,995
The Hershey Co.	135,900	13,628
WhiteWave Foods Co. (a)	771,000	28,242
		358,043
Household Products - 0.5%
Procter & Gamble Co.	1,493,000	135,012
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	770,200	57,103
L'Oreal SA	10,600	1,808
		58,911
Tobacco - 0.3%
Lorillard, Inc.	1,347,000	85,050
TOTAL CONSUMER STAPLES		1,363,327
ENERGY - 4.4%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (f)	2,373,128	17,300
Baker Hughes, Inc.	962,100	54,840
Cameron International Corp. (a)	389,500	19,974
Halliburton Co.	724,600	30,578
Ocean Rig UDW, Inc. (United States)	908,126	10,888
Schlumberger Ltd.	713,800	61,351
		194,931
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	2,586,100	$ 204,690
Cabot Oil & Gas Corp.	2,122,500	70,127
Chevron Corp.	1,618,400	176,195
Cimarex Energy Co.	179,500	18,839
EOG Resources, Inc.	415,300	36,015
EP Energy Corp.	110,000	1,176
EQT Corp.	217,900	19,825
Golar LNG Ltd.	545,000	22,628
Kinder Morgan Holding Co. LLC (e)	1,494,900	61,814
Marathon Petroleum Corp.	377,500	34,009
MPLX LP	464,900	30,874
Noble Energy, Inc.	724,499	35,631
Phillips 66 Co.	779,300	56,904
Phillips 66 Partners LP	398,900	24,832
Pioneer Natural Resources Co.	138,700	19,866
Suncor Energy, Inc.	1,333,600	42,171
The Williams Companies, Inc.	1,010,000	52,268
Valero Energy Corp.	35,800	1,740
Valero Energy Partners LP	50,000	2,086
		911,690
TOTAL ENERGY		1,106,621
FINANCIALS - 10.7%
Banks - 5.6%
Bank of America Corp.	20,384,600	347,354
Citigroup, Inc.	3,653,940	197,203
First Republic Bank	50,000	2,577
JPMorgan Chase & Co.	4,548,623	273,645
M&T Bank Corp. (e)	457,400	57,642
Prosperity Bancshares, Inc.	797,927	44,828
SunTrust Banks, Inc.	2,158,500	84,807
TCF Financial Corp.	258,400	4,010
U.S. Bancorp	3,095,400	136,817
Wells Fargo & Co.	4,647,540	253,198
		1,402,081
Capital Markets - 1.1%
BlackRock, Inc. Class A	149,300	53,611
Carlyle Group LP	41,800	1,197
E*TRADE Financial Corp. (a)	2,255,500	51,448
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	1,603,600	$ 64,721
Morgan Stanley	1,278,300	44,971
The Blackstone Group LP	1,833,300	61,452
		277,400
Consumer Finance - 0.8%
American Express Co.	638,600	59,019
Capital One Financial Corp.	1,371,600	114,117
Navient Corp.	1,315,700	27,577
		200,713
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	206,069
McGraw Hill Financial, Inc.	796,900	74,478
Moody's Corp.	158,600	16,020
		296,567
Insurance - 1.4%
ACE Ltd.	1,130,600	129,273
MetLife, Inc.	1,852,600	103,023
The Chubb Corp.	477,400	49,196
The Travelers Companies, Inc.	571,000	59,641
		341,133
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,135,500	119,239
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	32,451
Realogy Holdings Corp. (a)	48,000	2,209
		34,660
TOTAL FINANCIALS		2,671,793
HEALTH CARE - 12.6%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	2,068,004	61,771
Acceleron Pharma, Inc. (a)	130,400	5,052
Alexion Pharmaceuticals, Inc. (a)	701,600	136,742
Amgen, Inc.	1,886,800	311,907
Asterias Biotherapeutics, Inc. (a)(e)	130,874	510
Biogen Idec, Inc. (a)	422,000	129,845
Celgene Corp. (a)	270,300	30,730
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	570,200	$ 43,227
Cubist Pharmaceuticals, Inc. rights (a)	635,000	20
Dicerna Pharmaceuticals, Inc.	384,600	4,546
Genmab A/S (a)	466,200	23,038
Geron Corp. (a)(e)	3,139,900	11,555
Gilead Sciences, Inc. (a)	511,600	51,324
Grifols SA ADR	45,780	1,705
Macrogenics, Inc. (a)	226,200	6,392
Neurocrine Biosciences, Inc. (a)	918,100	18,298
Puma Biotechnology, Inc. (a)	149,800	34,008
Vertex Pharmaceuticals, Inc. (a)	529,700	62,441
XOMA Corp. (a)	1,530,200	8,707
		941,818
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	7,072,000	91,017
Covidien PLC	1,025,300	103,555
Medtronic, Inc.	1,971,000	145,598
Zimmer Holdings, Inc.	413,000	46,376
		386,546
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	58,277
HCA Holdings, Inc. (a)	1,255,500	87,496
Legend Acquisition, Inc.	2,509	38
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	877,800	185,005
		330,816
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(e)(f)	10,425,300	5,004
Castlight Health, Inc. Class B (a)(e)	335,200	4,167
Cerner Corp. (a)	593,000	38,189
		47,360
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,275,455	54,513
Illumina, Inc. (a)	141,262	26,966
		81,479
Pharmaceuticals - 5.5%
AbbVie, Inc.	890,100	61,595
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis PLC (a)	1,174,556	$ 317,847
Akorn, Inc. (a)(e)	640,700	25,673
Allergan, Inc.	810,300	173,315
Bristol-Myers Squibb Co.	1,746,500	103,131
Jazz Pharmaceuticals PLC (a)	114,600	20,295
Johnson & Johnson	2,545,900	275,594
Mallinckrodt PLC (a)	671,000	61,880
Merck & Co., Inc.	2,115,300	127,764
Pfizer, Inc.	89,200	2,779
Prestige Brands Holdings, Inc. (a)	581,402	19,448
Shire PLC sponsored ADR	525,800	112,311
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	43,350
TherapeuticsMD, Inc. (a)	5,996,914	23,028
		1,368,010
TOTAL HEALTH CARE		3,156,029
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.	717,100	104,238
Honeywell International, Inc.	1,165,300	115,446
The Boeing Co.	706,400	94,912
United Technologies Corp.	674,679	74,269
		388,865
Air Freight & Logistics - 0.6%
FedEx Corp.	791,300	140,994
Airlines - 0.4%
American Airlines Group, Inc.	1,612,500	78,255
United Continental Holdings, Inc. (a)	447,600	27,407
		105,662
Building Products - 0.0%
Masonite International Corp. (a)	5,358	314
Masonite International Corp. warrants 6/9/16 (a)	19,485	186
		500
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,154	263
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Generac Holdings, Inc. (a)	55,200	$ 2,395
SolarCity Corp. (a)(e)	89,800	4,939
		7,334
Industrial Conglomerates - 0.5%
3M Co.	398,200	63,748
Danaher Corp.	583,900	48,791
General Electric Co.	127,600	3,380
		115,919
Machinery - 1.1%
Caterpillar, Inc.	831,701	83,669
Cummins, Inc.	379,700	55,292
Deere & Co.	225,221	19,509
Ingersoll-Rand PLC	531,400	33,510
Manitowoc Co., Inc.	1,448,400	29,171
Pall Corp.	482,400	46,363
		267,514
Road & Rail - 1.1%
CSX Corp.	2,449,100	89,368
J.B. Hunt Transport Services, Inc.	62,700	5,175
Union Pacific Corp.	1,494,212	174,479
		269,022
TOTAL INDUSTRIALS		1,296,073
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.7%
Cisco Systems, Inc.	2,873,700	79,429
QUALCOMM, Inc.	1,181,600	86,139
		165,568
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,071,600	57,470
Arrow Electronics, Inc. (a)	88,800	5,189
E Ink Holdings, Inc. GDR (a)(g)	140,100	601
Keysight Technologies, Inc. (a)	637,727	22,448
TE Connectivity Ltd.	551,400	35,400
		121,108
Internet Software & Services - 3.8%
58.com, Inc. ADR	47,700	2,327
Alibaba Group Holding Ltd. sponsored ADR	741,000	82,725
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	87,400	$ 21,423
Facebook, Inc. Class A (a)	3,413,060	265,195
Google, Inc.:
Class A (a)	458,700	251,863
Class C (a)	486,200	263,438
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	1,794
GDR (Reg. S) (a)	5,300	123
NAVER Corp.	44	30
Pandora Media, Inc. (a)	23,894	470
Tencent Holdings Ltd.	28,500	457
Viggle, Inc. (g)	56,268	196
Yahoo!, Inc. (a)	1,321,200	68,359
		958,400
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	2,029,300	109,562
Computer Sciences Corp.	167,700	10,629
MasterCard, Inc. Class A	1,200,500	104,792
VeriFone Systems, Inc. (a)	591,400	21,089
Visa, Inc. Class A	856,900	221,243
		467,315
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	474,200	17,839
Broadcom Corp. Class A	1,624,500	70,065
Cree, Inc. (a)	592,700	21,539
Freescale Semiconductor, Inc. (a)	1,784,800	38,712
Intel Corp.	3,279,300	122,154
KLA-Tencor Corp.	408,900	28,394
Lam Research Corp.	278,300	22,999
Micron Technology, Inc. (a)	568,600	20,441
NXP Semiconductors NV (a)	1,515,400	117,913
Spansion, Inc. Class A (a)	657	15
		460,071
Software - 3.3%
Activision Blizzard, Inc.	1,712,100	37,067
Adobe Systems, Inc. (a)	1,135,300	83,649
Autodesk, Inc. (a)	568,600	35,253
Corindus Vascular Robotics, Inc. (p)	5,000,000	18,675
Microsoft Corp.	6,893,400	329,573
Mobileye NV	1,859,840	73,784
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	3,308,300	$ 140,305
Red Hat, Inc. (a)	798,000	49,596
salesforce.com, Inc. (a)	1,078,200	64,552
		832,454
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	6,588,300	783,523
EMC Corp.	1,548,700	47,003
Hewlett-Packard Co.	2,097,200	81,917
Samsung Electronics Co. Ltd.	47,467	54,874
		967,317
TOTAL INFORMATION TECHNOLOGY		3,972,233
MATERIALS - 2.5%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	164,500	23,660
Ashland, Inc.	24	3
Celanese Corp. Class A	2,667	160
CF Industries Holdings, Inc.	244,106	65,457
E.I. du Pont de Nemours & Co.	1,770,875	126,440
Ecolab, Inc.	432,400	47,110
Ferro Corp. (a)	3,408,200	43,864
Huntsman Corp.	1,939,120	49,486
Intrepid Potash, Inc. (a)(e)	1,669,800	23,828
LyondellBasell Industries NV Class A	49,998	3,943
Methanex Corp.	539,800	27,913
Monsanto Co.	508,800	61,010
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	44,713
Trinseo SA	99,300	1,525
W.R. Grace & Co. (a)	38,200	3,670
Wacker Chemie AG (e)	228,300	26,441
Westlake Chemical Partners LP	41,000	1,160
		550,383
Metals & Mining - 0.3%
Alcoa, Inc.	768,200	13,282
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	490
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc.	902,100	$ 24,221
United States Steel Corp. (e)	839,670	28,003
		65,996
TOTAL MATERIALS		616,379
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Broadview Networks Holdings, Inc. (a)	123,987	236
Iliad SA	106,588	26,176
Verizon Communications, Inc.	1,910,348	96,645
		123,057
Wireless Telecommunication Services - 0.0%
SoftBank Corp.	231,800	15,442
TOTAL TELECOMMUNICATION SERVICES		138,499
UTILITIES - 1.8%
Electric Utilities - 1.1%
Edison International	1,504,007	95,595
NextEra Energy, Inc.	1,041,900	108,764
PPL Corp.	1,863,900	66,224
		270,583
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield PLC	712,200	20,084
NextEra Energy Partners LP	845,700	31,976
		52,060
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,314,944	43,590
Multi-Utilities - 0.3%
NiSource, Inc.	1,314,600	55,003
Sempra Energy	184,400	20,603
		75,606
TOTAL UTILITIES		441,839
TOTAL COMMON STOCKS (Cost $11,861,488)		16,871,826
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(p)	1,082,251	$ 5,281
Roku, Inc. 8.00% (a)(p)	5,520,836	7,175
		12,456
Media - 0.4%
Vice Holding, Inc. Series A (p)	6,701	101,500
TOTAL CONSUMER DISCRETIONARY		113,956
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (p)	402,887	53,693
Software - 0.1%
Deem, Inc. (a)(p)	159,864,334	11,191
TOTAL INFORMATION TECHNOLOGY		64,884
TOTAL CONVERTIBLE PREFERRED STOCKS		178,840
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(n)(p)	619,047	3,628
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	9,991
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (g)	8,853	8,886
TOTAL FINANCIALS		18,877
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	961,655	789
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,294
TOTAL PREFERRED STOCKS (Cost $110,514)		202,134
Corporate Bonds - 13.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	$ 343
3.5% 1/15/31 (g)	4,584	2,534
Mood Media Corp. 10% 10/31/15 (g)	32	28
		2,905
Nonconvertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Chassix, Inc. 9.25% 8/1/18 (g)	470	316
Dana Holding Corp.:
5.375% 9/15/21	880	915
6% 9/15/23	880	922
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	1,260	1,225
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(k)	1,405	1,470
6.75% 11/15/22 pay-in-kind (g)(k)	650	686
6.875% 8/15/18 pay-in-kind (g)(k)	1,565	1,637
Tenneco, Inc. 6.875% 12/15/20	2,415	2,572
		9,743
Automobiles - 0.2%
General Motors Co.:
3.5% 10/2/18	4,530	4,643
6.25% 10/2/43	763	887
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,461
3% 9/25/17	3,320	3,388
3.25% 5/15/18	3,070	3,120
3.5% 7/10/19	5,368	5,482
4.25% 5/15/23	3,285	3,359
4.375% 9/25/21	10,417	10,795
4.75% 8/15/17	6,800	7,198
6.75% 6/1/18	6,765	7,636
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,553
		49,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	$ 365	$ 369
LKQ Corp. 4.75% 5/15/23	265	257
		626
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	569
Laureate Education, Inc. 9.75% 9/1/19 (g)(k)	4,040	4,192
Service Corp. International 5.375% 1/15/22	505	521
		5,282
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (g)	800	820
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	460
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	4,300	3,806
Choice Hotels International, Inc. 5.75% 7/1/22	390	417
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)	2,861	1,674
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	480	492
4.875% 11/1/20	1,255	1,277
5.375% 11/1/23	1,000	1,025
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	673
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,177
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	5,854	6,147
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	931
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	932
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,245
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,654
7.5% 6/1/16	2,855	3,058
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	895
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	2,560	2,509
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.: - continued
11% 10/1/21 (g)	$ 1,560	$ 1,425
SGMS Escrow Corp.:
7% 1/1/22 (g)	1,360	1,369
10% 12/1/22 (g)	1,375	1,286
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	5,992
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (d)(g)	640	0
		39,264
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	769
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	824
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	657
D.R. Horton, Inc.:
4.75% 2/15/23	515	510
5.75% 8/15/23	425	450
KB Home 4.75% 5/15/19	2,355	2,343
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,605
7.875% 8/15/19	8,325	8,866
8.25% 2/15/21	1,485	1,550
9% 4/15/19	835	870
William Lyon Homes, Inc.:
5.75% 4/15/19	470	471
8.5% 11/15/20	1,310	1,428
WLH PNW Finance Corp. 7% 8/15/22 (g)	1,835	1,890
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,350
		28,583
Media - 0.7%
Altice SA 7.75% 5/15/22 (g)	10,065	10,405
AMC Networks, Inc. 7.75% 7/15/21	340	370
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	1,810	1,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	$ 275	$ 282
5.625% 2/15/24 (g)	295	304
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,548
5.25% 3/15/21	1,375	1,384
5.75% 9/1/23	945	950
5.75% 1/15/24	4,235	4,261
CCOH Safari LLC 5.5% 12/1/22	2,175	2,199
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	337
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,228
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,214
5.125% 12/15/22	355	348
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,372
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	783
7.625% 3/15/20	585	605
Series B, 6.5% 11/15/22	2,040	2,127
7.625% 3/15/20	4,105	4,273
Columbus International, Inc. 7.375% 3/30/21 (g)	5,655	6,023
Comcast Corp. 4.75% 3/1/44	9,000	9,895
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,112
Discovery Communications LLC 5.05% 6/1/20	168	186
DISH DBS Corp.:
5% 3/15/23	2,675	2,596
5.875% 7/15/22	2,655	2,745
6.75% 6/1/21	3,515	3,818
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	2,148
Lamar Media Corp.:
5.375% 1/15/24	630	650
5.875% 2/1/22	525	549
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,842
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	$ 6,635	$ 7,448
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(k)	1,915	1,877
National CineMedia LLC:
6% 4/15/22	2,600	2,607
7.875% 7/15/21	1,380	1,456
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,636
News America Holdings, Inc. 7.75% 12/1/45	8,012	12,017
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	690
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,484
6% 5/15/22 (g)	8,815	8,954
6.25% 5/15/24 (g)	660	672
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,730	1,851
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,172
5.75% 6/15/23	2,270	2,157
5.75% 2/1/25	340	315
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	2,580	2,696
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,794
3.85% 9/29/24	4,335	4,390
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,292
5.85% 5/1/17	1,621	1,783
6.75% 7/1/18	1,581	1,835
8.25% 4/1/19	10,176	12,584
Time Warner, Inc.:
2.1% 6/1/19	10,950	10,842
5.875% 11/15/16	3,738	4,075
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	1,340	1,394
7.5% 3/15/19 (g)	480	505
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,358
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 377	$ 378
2.5% 9/1/18	714	724
3.5% 4/1/17	219	229
Videotron Ltd. 9.125% 4/15/18	570	590
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,505	3,803
13.375% 10/15/19	1,780	1,989
		185,006
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,103
5.75% 2/15/18	400	368
7.4% 4/1/37	440	327
8.125% 10/1/19	2,160	2,014
		3,812
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	630
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,407
Sonic Automotive, Inc.:
5% 5/15/23	195	190
7% 7/15/22	885	954
		5,181
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (g)	505	494
TOTAL CONSUMER DISCRETIONARY		327,513
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,950
2.45% 1/15/17 (g)	1,947	1,995
		3,945
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (g)	$ 2,250	$ 2,261
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,440	1,454
ESAL GmbH 6.25% 2/5/23 (g)	3,005	3,016
Kroger Co. 3.3% 1/15/21	6,000	6,145
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	365	377
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,725
6.875% 12/15/28 (g)	3,505	3,636
7.7% 2/15/27	3,220	3,558
9.25% 3/15/20	1,330	1,466
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,401	1,411
2.7% 11/18/19	3,161	3,197
3.3% 11/18/21	3,750	3,811
		38,057
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	470
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,056
3.2% 1/25/23	1,737	1,706
Darling International, Inc. 5.375% 1/15/22	745	752
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,451
H.J. Heinz Co. 4.25% 10/15/20	6,030	6,106
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,150
7.75% 10/28/20 (g)	2,850	3,092
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	1,370	1,387
Post Holdings, Inc.:
6% 12/15/22 (g)	675	636
6.75% 12/1/21 (g)	1,900	1,867
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,232
2% 10/20/17 (g)	4,607	4,663
		28,568
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	$ 350	$ 370
6.625% 11/15/22	415	442
		812
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,635
8.125% 2/1/20	220	236
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,119
		2,990
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,979
2.85% 8/9/22	4,020	3,908
4% 1/31/24	3,123	3,251
9.7% 11/10/18	5,570	7,151
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,944
4.85% 9/15/23	7,000	7,542
6.75% 6/15/17	3,979	4,473
7.25% 6/15/37	6,101	7,647
		41,895
TOTAL CONSUMER STAPLES		116,267
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	6,025
5.35% 3/15/20 (g)	5,174	5,717
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,643
5% 10/1/21	2,280	2,460
6.5% 4/1/20	2,264	2,597
Forum Energy Technologies, Inc. 6.25% 10/1/21	655	665
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	303
Noble Holding International Ltd. 3.05% 3/1/16	756	767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23	$ 1,500	$ 1,050
7.5% 11/1/19	4,935	3,701
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,118
Pride International, Inc. 6.875% 8/15/20	1,355	1,576
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	635	619
Summit Midstream Holdings LLC 7.5% 7/1/21	500	535
Transocean, Inc. 5.05% 12/15/16	3,719	3,831
Unit Corp. 6.625% 5/15/21	3,635	3,490
		40,097
Oil, Gas & Consumable Fuels - 1.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,714
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	1,133
6.25% 6/1/21	2,725	1,199
9.75% 4/15/18	1,099	703
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7324% 8/1/19 (g)(k)	1,345	1,103
7.125% 11/1/20 (g)	2,165	1,754
7.375% 11/1/21 (g)	2,690	2,172
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	22,736
Antero Resources Corp. 5.125% 12/1/22 (g)	7,435	7,212
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,190
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,205
4.742% 3/11/21	4,210	4,684
California Resources Corp.:
5% 1/15/20 (g)	1,335	1,202
5.5% 9/15/21 (g)	1,735	1,557
6% 11/15/24 (g)	6,680	5,958
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,253
Chesapeake Energy Corp.:
4.875% 4/15/22	1,080	1,069
5.375% 6/15/21	1,340	1,377
5.75% 3/15/23	1,330	1,410
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
6.125% 2/15/21	$ 805	$ 871
6.875% 11/15/20	100	112
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	891
7.75% 4/1/19	1,990	2,065
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,734
2.7% 4/1/19	523	521
3.875% 3/15/23	1,647	1,622
4.95% 4/1/22	1,048	1,135
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,885
Diamondback Energy, Inc. 7.625% 10/1/21	935	972
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,709
6.45% 11/3/36 (g)	3,753	4,272
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,382
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,457
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,633
3.9% 5/15/24 (g)	1,746	1,740
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,053
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,190	2,234
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,605
9.375% 5/1/20	6,755	7,380
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	515
Gibson Energy, Inc. 6.75% 7/15/21 (g)	160	168
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	305	303
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	732
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	489
8.125% 12/1/19	1,325	1,424
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	1,740	1,644
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	$ 1,820	$ 1,547
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,496
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	625
Motiva Enterprises LLC 5.75% 1/15/20 (g)	3,614	4,075
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,099
Nexen, Inc.:
5.2% 3/10/15	1,224	1,240
6.2% 7/30/19	1,865	2,165
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,342
Petrobras Global Finance BV:
3% 1/15/19	16,201	15,396
3.25% 3/17/17	10,749	10,610
4.375% 5/20/23	3,648	3,369
4.875% 3/17/20	20,511	20,267
5.625% 5/20/43	10,006	8,666
7.25% 3/17/44	6,083	6,331
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,893
3.875% 1/27/16	5,238	5,259
5.375% 1/27/21	10,725	10,679
5.75% 1/20/20	16,310	16,717
7.875% 3/15/19	5,564	6,112
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,370
3.5% 1/30/23	4,530	4,378
4.875% 1/24/22	2,315	2,465
4.875% 1/18/24	5,974	6,273
5.5% 1/21/21	5,342	5,923
5.5% 6/27/44	17,702	18,233
6% 3/5/20	4,075	4,631
6.375% 1/23/45	5,324	6,134
6.5% 6/2/41	7,783	9,009
8% 5/3/19	3,283	3,930
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,532
2.95% 5/1/17	1,527	1,581
4.3% 4/1/22	5,338	5,703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	$ 1,880	$ 2,071
Rosetta Resources, Inc. 5.875% 6/1/24	700	635
RSP Permian, Inc. 6.625% 10/1/22 (g)	525	488
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,637
5.75% 5/15/24	1,830	1,851
Samson Investment Co. 9.75% 2/15/20 (k)	1,070	618
SemGroup Corp. 7.5% 6/15/21	1,000	1,065
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	5,098
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,058
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,091
4.6% 6/15/21	1,296	1,420
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,883
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	604
Teekay Corp. 8.5% 1/15/20	120	136
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,625	2,441
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,903
4.55% 6/24/24	18,133	17,934
Western Gas Partners LP 5.375% 6/1/21	7,807	8,716
Western Refining, Inc. 6.25% 4/1/21	550	536
Williams Partners LP 4.3% 3/4/24	4,038	4,164
		414,578
TOTAL ENERGY		454,675
FINANCIALS - 5.8%
Banks - 2.5%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,946
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	13,750	13,846
5.5% 7/12/20 (g)	16,673	17,673
6.5% 6/10/19 (g)	1,763	1,935
Bank of America Corp.:
1.35% 11/21/16	4,652	4,660
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 37,410	$ 37,934
2.65% 4/1/19	12,287	12,462
3.875% 3/22/17	781	824
4.2% 8/26/24	6,463	6,595
4.25% 10/22/26	5,465	5,498
5.75% 12/1/17	6,075	6,762
6.5% 8/1/16	1,010	1,097
Bank of America NA 5.3% 3/15/17	14,681	15,893
Barclays Bank PLC 2.5% 2/20/19	3,400	3,450
Barclays PLC 2.75% 11/8/19	4,598	4,616
BB&T Corp. 3.95% 3/22/22	1,495	1,575
Capital One NA 2.95% 7/23/21	7,402	7,397
CIT Group, Inc.:
5% 8/15/22	2,195	2,264
5% 8/1/23	2,755	2,838
5.25% 3/15/18	3,215	3,389
5.375% 5/15/20	2,805	2,980
5.5% 2/15/19 (g)	5,285	5,602
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,358
1.75% 5/1/18	18,342	18,263
1.85% 11/24/17	10,961	11,001
2.5% 7/29/19	32,442	32,696
2.55% 4/8/19	14,645	14,843
4.05% 7/30/22	14,700	15,290
4.45% 1/10/17	14,158	15,055
5.3% 5/6/44	10,932	11,683
6% 8/15/17	12,747	14,217
Comerica, Inc. 4.8% 5/1/15	1,013	1,031
Credit Suisse AG 6% 2/15/18	12,547	14,075
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,351
Discover Bank:
7% 4/15/20	3,075	3,670
8.7% 11/18/19	532	661
Fifth Third Bancorp:
3.5% 3/15/22	529	542
4.5% 6/1/18	418	452
5.45% 1/15/17	1,848	1,997
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
HBOS PLC 6.75% 5/21/18 (g)	$ 408	$ 459
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,014
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,087
Huntington National Bank:
1.3% 11/20/16	3,560	3,568
2.2% 4/1/19	2,700	2,702
Intesa Sanpaolo SpA:
2.375% 1/13/17	5,300	5,370
3.125% 1/15/16	18,292	18,654
JPMorgan Chase & Co.:
2% 8/15/17	4,900	4,971
2.35% 1/28/19	32,891	33,306
3.15% 7/5/16	8,974	9,276
3.875% 9/10/24	13,647	13,788
JPMorgan Chase Bank 6% 10/1/17	1,942	2,176
KeyBank NA 5.45% 3/3/16	2,302	2,434
KeyCorp. 5.1% 3/24/21	519	584
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	3,968
5% 1/17/17	7,888	8,424
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,956
Regions Bank:
6.45% 6/26/37	10,147	12,457
7.5% 5/15/18	11,552	13,495
Regions Financial Corp.:
2% 5/15/18	7,154	7,115
5.75% 6/15/15	1,067	1,092
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	37,329	38,063
6% 12/19/23	13,834	15,026
6.1% 6/10/23	7,367	8,017
6.125% 12/15/22	35,362	38,667
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,261
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,633
3.5% 1/20/17	4,123	4,324
Wachovia Bank NA 6% 11/15/17	7,010	7,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
4.1% 6/3/26	$ 13,000	$ 13,326
4.48% 1/16/24	5,192	5,543
		618,117
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,095	2,198
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	915
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,039
2.375% 1/22/18	10,000	10,180
2.625% 1/31/19	25,103	25,424
5.95% 1/18/18	4,242	4,759
6.15% 4/1/18	3,466	3,925
6.25% 9/1/17	19,047	21,327
Lazard Group LLC:
4.25% 11/14/20	2,719	2,894
6.85% 6/15/17	6,124	6,884
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,728
Morgan Stanley:
2.125% 4/25/18	16,388	16,464
2.375% 7/23/19	10,891	10,873
2.5% 1/24/19	36,150	36,574
4% 7/24/15	1,137	1,162
4.875% 11/1/22	7,232	7,800
5.625% 9/23/19	453	516
5.95% 12/28/17	250	281
6.625% 4/1/18	1,494	1,718
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (k)	1,155	1,198
9.625% 6/15/18 pay-in-kind (k)	810	830
UBS AG Stamford Branch 2.375% 8/14/19	11,000	11,085
		187,774
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,002
4.625% 6/26/15	2,540	2,578
4.75% 9/10/18	4,295	4,445
6.25% 12/1/17	1,800	1,946
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp. 2.45% 4/24/19	$ 4,470	$ 4,488
Discover Financial Services:
3.85% 11/21/22	1,983	2,015
5.2% 4/27/22	2,146	2,370
6.45% 6/12/17	10,512	11,710
Ford Motor Credit Co. LLC:
1.5% 1/17/17	16,012	15,975
2.375% 3/12/19	17,400	17,381
2.5% 1/15/16	14,000	14,242
2.875% 10/1/18	8,500	8,710
3% 6/12/17	5,430	5,598
4.375% 8/6/23	13,241	14,138
5% 5/15/18	8,500	9,298
5.875% 8/2/21	10,438	12,136
General Electric Capital Corp. 4.625% 1/7/21	703	786
General Motors Acceptance Corp. 8% 11/1/31	2,422	3,021
GMAC LLC:
6.75% 12/1/14	2,355	2,355
8% 12/31/18	6,035	6,895
8% 11/1/31	16,726	21,033
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,357
1.625% 10/2/15 (g)	1,867	1,879
1.875% 8/9/16 (g)	1,416	1,433
2.125% 10/2/17 (g)	2,063	2,084
2.55% 2/6/19 (g)	5,366	5,407
2.875% 8/9/18 (g)	2,511	2,577
SLM Corp.:
4.875% 6/17/19	5,315	5,328
5.5% 1/15/19	2,150	2,228
5.5% 1/25/23	1,365	1,324
6.125% 3/25/24	2,195	2,195
8% 3/25/20	5,930	6,693
8.45% 6/15/18	2,980	3,367
Synchrony Financial:
1.875% 8/15/17	1,300	1,306
3% 8/15/19	1,910	1,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial: - continued
3.75% 8/15/21	$ 7,084	$ 7,265
4.25% 8/15/24	2,903	2,966
		216,470
Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,592
3.75% 5/15/19 (g)	2,125	2,114
4.5% 5/15/21 (g)	2,325	2,354
5% 10/1/21 (g)	1,555	1,617
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,309
5.875% 2/1/22	2,725	2,780
6% 8/1/20	2,230	2,322
		16,088
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,202
American International Group, Inc.:
2.375% 8/24/15	14,000	14,163
4.875% 6/1/22	5,467	6,126
5.6% 10/18/16	4,975	5,385
5.85% 1/16/18	12,000	13,525
Aon Corp.:
3.125% 5/27/16	3,402	3,501
3.5% 9/30/15	3,819	3,909
5% 9/30/20	107	120
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	329
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,617
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	2,008	2,081
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,158
5.125% 4/15/22	956	1,076
5.375% 3/15/17	595	647
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,738
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
5% 6/1/21 (g)	$ 6,063	$ 6,664
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,595
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,442
MetLife, Inc. 6.75% 6/1/16	3,874	4,214
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,805
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,537
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,827
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,342
6% 2/10/20 (g)	8,215	9,411
Prudential Financial, Inc.:
2.3% 8/15/18	783	794
4.5% 11/16/21	1,461	1,597
7.375% 6/15/19	1,880	2,280
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,116
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,325
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,580
4.125% 11/1/24 (g)	2,275	2,310
Unum Group:
5.625% 9/15/20	2,879	3,303
5.75% 8/15/42	7,108	8,114
7.125% 9/30/16	1,802	1,996
		154,591
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,145
4.6% 4/1/22	1,705	1,815
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,582
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,567
Camden Property Trust 2.95% 12/15/22	2,154	2,104
CommonWealth REIT 5.875% 9/15/20	991	1,095
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	209
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
4.625% 7/15/22	$ 3,877	$ 4,149
4.75% 4/15/18	4,595	4,981
7.5% 4/1/17	4,966	5,610
9.625% 3/15/16	1,675	1,856
Duke Realty LP:
3.625% 4/15/23	2,844	2,856
3.75% 12/1/24	2,012	2,018
3.875% 10/15/22	4,799	4,937
4.375% 6/15/22	3,202	3,399
5.5% 3/1/16	2,930	3,090
5.95% 2/15/17	3,166	3,468
6.75% 3/15/20	1,161	1,378
8.25% 8/15/19	1,838	2,287
Equity One, Inc.:
3.75% 11/15/22	7,300	7,332
5.375% 10/15/15	672	696
6% 9/15/17	666	736
6.25% 1/15/17	530	578
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,607
6.2% 1/15/17	365	403
HCP, Inc.:
3.15% 8/1/22	8,000	7,853
3.875% 8/15/24	11,000	11,153
4.25% 11/15/23	3,213	3,355
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,475
4.125% 4/1/19	11,300	12,107
4.7% 9/15/17	744	806
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,262
6.25% 6/15/17	726	787
6.65% 1/15/18	490	540
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,953
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	1,769	1,776
4.95% 4/1/24	1,785	1,829
5.875% 3/15/24	3,200	3,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 1,885	$ 2,003
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (i)	1,250	1,253
5% 12/15/23	980	1,062
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,094
		126,630
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	2,987	2,993
3.85% 4/15/16	6,469	6,704
4.25% 7/15/22	2,511	2,597
6.125% 4/15/20	1,822	2,092
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,491
4.1% 10/1/24	5,444	5,472
4.55% 10/1/29	5,444	5,505
4.95% 4/15/18	4,256	4,602
5.7% 5/1/17	268	291
6% 4/1/16	2,467	2,617
CBRE Group, Inc.:
5% 3/15/23	3,990	4,086
5.25% 3/15/25	1,210	1,255
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,613
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,499
5.25% 3/15/21	2,876	3,169
ERP Operating LP 5.75% 6/15/17	1,446	1,604
Essex Portfolio LP 5.5% 3/15/17	3,414	3,723
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,231
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	797
Liberty Property LP:
3.375% 6/15/23	2,951	2,900
4.125% 6/15/22	2,746	2,864
4.75% 10/1/20	6,595	7,190
5.125% 3/2/15	1,317	1,332
5.5% 12/15/16	2,022	2,186
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,086
3.15% 5/15/23	6,708	6,138
4.5% 4/18/22	1,689	1,714
5.8% 1/15/16	4,250	4,461
7.75% 8/15/19	2,149	2,562
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,143
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,185
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	3,471	3,721
Realogy Corp. 9% 1/15/20 (g)	1,170	1,290
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,756
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,146
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,775
Regency Centers LP:
5.25% 8/1/15	3,216	3,310
5.875% 6/15/17	1,447	1,606
Tanger Properties LP:
3.75% 12/1/24	3,781	3,804
3.875% 12/1/23	2,341	2,395
6.125% 6/1/20	7,035	8,210
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (g)	515	507
Ventas Realty LP:
1.25% 4/17/17	2,655	2,651
1.55% 9/26/16	921	928
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,628
4% 4/30/19	1,771	1,891
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	501
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	745	738
5.875% 6/15/24 (g)	540	551
		141,510
TOTAL FINANCIALS		1,461,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.8%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	$ 11,041	$ 11,010
2.2% 5/22/19	27,392	27,390
		38,400
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	410	437
7.75% 2/15/19	2,945	3,092
Teleflex, Inc. 6.875% 6/1/19	1,665	1,744
		5,273
Health Care Providers & Services - 0.4%
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,119
Community Health Systems, Inc.:
5.125% 8/1/21	840	863
6.875% 2/1/22	1,115	1,181
Coventry Health Care, Inc. 5.95% 3/15/17	1,030	1,135
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	2,535	2,600
5.75% 8/15/22	1,215	1,283
6.625% 11/1/20	1,555	1,629
Envision Healthcare Corp. 5.125% 7/1/22 (g)	1,040	1,050
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,662
4.75% 11/15/21	14,348	15,852
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,732
5% 3/15/24	1,755	1,777
5.875% 3/15/22	9,745	10,598
5.875% 5/1/23	2,555	2,699
6.25% 2/15/21	1,415	1,500
6.5% 2/15/20	10,450	11,560
7.5% 2/15/22	3,250	3,721
7.75% 5/15/21	5,585	5,990
HealthSouth Corp. 5.75% 11/1/24	1,920	1,997
McKesson Corp. 2.284% 3/15/19	5,400	5,407
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 3,728	$ 3,998
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	653
Tenet Healthcare Corp.:
4.375% 10/1/21	5,470	5,347
4.5% 4/1/21	1,030	1,012
5% 3/1/19 (g)	1,690	1,665
6% 10/1/20	1,145	1,218
8.125% 4/1/22	4,590	5,129
WellPoint, Inc. 1.875% 1/15/18	161	161
		99,205
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	735
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,498
2.4% 2/1/19	945	950
		2,448
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,769
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,776
2.45% 6/15/19	3,241	3,193
Bayer U.S. Finance LLC 3% 10/8/21 (g)	2,829	2,861
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,298
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,715
Mylan, Inc. 1.35% 11/29/16	1,757	1,756
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,435
2.3% 11/8/18	1,537	1,520
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,360
3.9% 12/15/24	2,011	2,028
4.9% 12/15/44	883	903
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	498	547
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	810	818
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
6.75% 8/15/18 (g)	$ 3,620	$ 3,869
7.5% 7/15/21 (g)	2,320	2,506
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,499
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,933
Zoetis, Inc. 1.875% 2/1/18	898	889
		47,675
TOTAL HEALTH CARE		193,736
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	4,274
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	408
GenCorp, Inc. 7.125% 3/15/21	780	822
KLX, Inc. 5.875% 12/1/22 (g)(i)	1,275	1,297
TransDigm, Inc.:
6% 7/15/22	1,155	1,167
6.5% 7/15/24	1,135	1,158
Triumph Group, Inc. 5.25% 6/1/22	490	495
		9,621
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	27	28
9.798% 4/1/21	2,362	2,639
6.125% 4/29/18	415	441
6.648% 3/15/19	1,675	1,746
6.9% 7/2/19	652	686
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,511	1,617
8.36% 1/20/19	1,137	1,250
		8,407
Building Products - 0.0%
HD Supply, Inc. 5.25% 12/15/21 (g)(i)	1,985	2,027
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	496
Nortek, Inc. 8.5% 4/15/21	925	994
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (g)	$ 255	$ 263
6.3% 11/15/16	170	179
7.875% 3/30/20 (g)	905	979
9.75% 1/15/18	975	1,121
		6,059
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,194
APX Group, Inc.:
6.375% 12/1/19	5,170	4,950
8.75% 12/1/20	5,670	4,990
ARAMARK Corp. 5.75% 3/15/20	1,345	1,389
Cenveo Corp. 6% 8/1/19 (g)	730	664
Clean Harbors, Inc. 5.125% 6/1/21	740	740
Covanta Holding Corp.:
6.375% 10/1/22	875	930
7.25% 12/1/20	775	823
Garda World Security Corp.:
7.25% 11/15/21 (g)	525	525
7.25% 11/15/21 (g)	200	200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	226
Quad/Graphics, Inc. 7% 5/1/22 (g)	385	377
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	553
6.5% 11/15/23	1,685	1,744
TMS International Corp. 7.625% 10/15/21 (g)	255	267
		19,572
Construction & Engineering - 0.0%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	640	670
5.875% 10/15/24 (g)	545	576
		1,246
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	493
Briggs & Stratton Corp. 6.875% 12/15/20	530	582
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,485
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Schaeffler Finance BV:
4.25% 5/15/21 (g)	$ 1,760	$ 1,725
4.75% 5/15/21 (g)	3,160	3,152
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	950	979
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,006
		9,422
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,360	1,387
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,630	4,468
8.125% 2/15/19	1,725	1,639
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,160	1,189
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	840
		9,523
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,568
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,131
6.25% 10/15/22	800	810
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	1,098
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,278
		6,317
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	304
Air Lease Corp.:
2.125% 1/15/18	2,759	2,725
3.875% 4/1/21	5,301	5,321
4.25% 9/15/24	4,566	4,572
4.75% 3/1/20	4,617	4,929
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	1,825	1,925
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,436
5.75% 5/15/16	1,840	1,919
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
5.875% 8/15/22	$ 4,385	$ 4,747
6.25% 5/15/19	3,035	3,316
7.125% 9/1/18 (g)	5,560	6,311
8.25% 12/15/20	4,165	5,050
8.625% 9/15/15	4,640	4,872
8.625% 1/15/22	3,910	4,848
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	378
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,823
		58,476
TOTAL INDUSTRIALS		130,211
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	835	841
6.75% 11/15/20 (g)	1,980	2,054
Avaya, Inc. 7% 4/1/19 (g)	450	440
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,222
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,177
6.5% 1/15/28	1,110	1,079
		22,813
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	747
Infor U.S., Inc. 9.375% 4/1/19	755	817
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,282
Tyco Electronics Group SA:
1.6% 2/3/15	156	156
2.375% 12/17/18	1,087	1,104
6.55% 10/1/17	815	926
		5,032
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)(i)	925	909
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	$ 1,150	$ 1,205
VeriSign, Inc. 4.625% 5/1/23	3,395	3,336
		6,408
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (g)	4,565	4,736
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,747
Ceridian Corp. 8.875% 7/15/19 (g)	1,110	1,232
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	710	618
First Data Corp.:
6.75% 11/1/20 (g)	4,035	4,297
11.25% 1/15/21	1,918	2,187
11.75% 8/15/21	497	575
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,249
Xerox Corp.:
2.95% 3/15/17	947	979
4.25% 2/15/15	1,130	1,138
		19,758
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	365	377
Micron Technology, Inc. 5.875% 2/15/22 (g)	880	931
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,687
		2,995
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,365
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	2,645	2,480
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(k)	1,720	1,462
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(k)	545	544
		5,851
TOTAL INFORMATION TECHNOLOGY		62,857
MATERIALS - 0.3%
Chemicals - 0.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,719
LSB Industries, Inc. 7.75% 8/1/19	425	451
PolyOne Corp. 5.25% 3/15/23	1,360	1,370
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
SPCM SA 6% 1/15/22 (g)	$ 555	$ 580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,963	6,142
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	632
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	885	918
5.625% 10/1/24 (g)	355	375
		13,187
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	720	742
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,602
CEMEX S.A.B. de CV 5.2331% 9/30/15 (g)(k)	2,815	2,861
CRH America, Inc. 6% 9/30/16	2,470	2,679
Prince Mineral Holding Corp. 12% 12/15/19 (g)	405	441
		8,325
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(k)	805	798
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	685	738
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	800	792
6.25% 1/31/19 (g)	680	682
6.75% 1/31/21 (g)	785	801
7% 11/15/20 (g)	126	128
9.125% 10/15/20 (g)	690	740
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	505
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,145
Owens-Illinois, Inc. 7.8% 5/15/18	350	392
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,172
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	793
		9,686
Metals & Mining - 0.2%
Alcoa, Inc. 5.125% 10/1/24	576	607
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	$ 255	$ 265
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,442
4.25% 7/17/42 (g)	1,226	1,122
4.875% 11/4/44 (g)	3,218	3,240
5.625% 10/18/43 (g)	1,793	2,004
Edgen Murray Corp. 8.75% 11/1/20 (g)	737	809
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	2,450	2,502
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	3,045	2,893
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	5,635	5,649
Murray Energy Corp.:
8.625% 6/15/21 (g)	185	187
9.5% 12/5/20 (g)	4,760	5,022
New Gold, Inc.:
6.25% 11/15/22 (g)	615	597
7% 4/15/20 (g)	345	347
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,443
11.25% 10/15/18	755	800
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	583
Steel Dynamics, Inc.:
5.125% 10/1/21 (g)	3,000	3,113
6.375% 8/15/22	990	1,064
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	948
12% 4/1/20 pay-in-kind (g)(k)	885	370
		43,007
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,222
TOTAL MATERIALS		75,427
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,323
7.875% 12/15/19 (g)	550	582
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Altice Finco SA:
8.125% 1/15/24 (g)	$ 315	$ 324
9.875% 12/15/20 (g)	585	647
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	91
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,798
CenturyLink, Inc.:
5.15% 6/15/17	440	463
6% 4/1/17	3,101	3,341
6.15% 9/15/19	3,331	3,614
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	1,962
Embarq Corp.:
7.082% 6/1/16	3,728	4,023
7.995% 6/1/36	30,321	33,732
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	1,340	1,387
Frontier Communications Corp. 6.25% 9/15/21	3,000	3,064
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	5,140
8.125% 6/1/23	1,090	1,139
Level 3 Communications, Inc.:
5.75% 12/1/22 (g)(i)	1,295	1,301
8.875% 6/1/19	435	465
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)	2,110	2,131
Level 3 Financing, Inc.:
6.125% 1/15/21	1,405	1,465
7% 6/1/20	1,460	1,560
Lynx I Corp. 5.375% 4/15/21 (g)	770	794
Lynx II Corp. 6.375% 4/15/23 (g)	435	463
Sprint Capital Corp.:
6.875% 11/15/28	1,055	989
6.9% 5/1/19	3,975	4,104
8.75% 3/15/32	1,985	2,087
Verizon Communications, Inc.:
2.625% 2/21/20 (g)	8,041	8,052
4.5% 9/15/20	38,502	42,142
5.012% 8/21/54 (g)	19,396	20,197
6.1% 4/15/18	1,909	2,177
6.25% 4/1/37	3,729	4,506
6.4% 9/15/33	5,323	6,589
6.55% 9/15/43	6,925	8,945
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Virgin Media Finance PLC 6% 10/15/24 (g)	$ 930	$ 974
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	3,135	3,017
		175,588
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	314
3.625% 3/30/15	2,672	2,696
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	3,721
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,749
7% 2/15/20 (g)	275	283
7.125% 4/1/22 (g)	2,200	2,151
8.25% 9/30/20 (g)	6,270	6,427
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,415	3,364
6.625% 12/15/22 (Reg. S)	5,045	5,259
7.5% 4/1/21	3,895	4,177
SBA Communications Corp. 5.625% 10/1/19	1,870	1,938
Sprint Communications, Inc.:
6% 11/15/22	9,365	9,014
9% 11/15/18 (g)	6,595	7,634
Sprint Corp.:
7.125% 6/15/24	1,500	1,483
7.25% 9/15/21	2,575	2,627
7.875% 9/15/23	2,575	2,697
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	973
6% 3/1/23	2,590	2,629
6.25% 4/1/21	2,010	2,060
6.464% 4/28/19	420	436
6.542% 4/28/20	1,475	1,530
6.625% 4/1/23	3,005	3,118
6.633% 4/28/21	1,335	1,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.731% 4/28/22	$ 985	$ 1,019
6.836% 4/28/23	385	400
		70,074
TOTAL TELECOMMUNICATION SERVICES		245,662
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,511
American Transmission Systems, Inc. 5% 9/1/44 (g)	2,007	2,098
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,583
6.4% 9/15/20 (g)	8,922	10,510
Edison International 3.75% 9/15/17	3,355	3,563
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,208	4,997
12.25% 3/1/22 (d)(g)	13,655	16,420
FirstEnergy Corp.:
2.75% 3/15/18	7,307	7,382
4.25% 3/15/23	23,348	23,732
7.375% 11/15/31	29,278	35,503
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,886
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,899
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,821
3.75% 11/15/20	745	784
Mirant Americas Generation LLC 9.125% 5/1/31	460	426
Nevada Power Co.:
6.5% 5/15/18	5,100	5,924
6.5% 8/1/18	1,191	1,390
Northeast Utilities 1.45% 5/1/18	1,511	1,494
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,437
NV Energy, Inc. 6.25% 11/15/20	1,666	1,974
Pennsylvania Electric Co. 6.05% 9/1/17	450	502
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,860
Progress Energy, Inc. 4.4% 1/15/21	336	368
RJS Power Holdings LLC 5.125% 7/15/19 (g)	2,150	2,134
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,292
5.15% 3/15/20	2,029	2,283
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,847
		171,620
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	872
7% 5/20/22	1,785	1,883
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	285
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,811
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	990
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,064
		6,905
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
5.375% 1/15/23	1,475	1,495
5.75% 1/15/25	635	646
6% 1/15/22 (g)	1,115	1,190
7.875% 1/15/23 (g)	2,827	3,131
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)	1,075	1,118
7.375% 11/1/22 (g)	2,015	2,121
7.625% 11/1/24 (g)	2,030	2,147
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,804
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,671
The AES Corp.:
4.875% 5/15/23	445	445
5.5% 3/15/24	745	760
7.375% 7/1/21	1,580	1,809
7.75% 10/15/15	1,439	1,511
TXU Corp.:
5.55% 11/15/14 (d)(q)	61	39
6.5% 11/15/24 (d)(q)	3,550	2,272
6.55% 11/15/34 (d)(q)	7,200	4,608
		27,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5331% 9/30/66 (k)	$ 18,543	$ 17,424
7.5% 6/30/66 (k)	2,474	2,635
MidAmerican Energy Holdings, Co. 2% 11/15/18	5,919	5,952
National Grid PLC 6.3% 8/1/16	845	919
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,658
5.25% 9/15/17	1,120	1,235
5.45% 9/15/20	5,259	6,010
6.4% 3/15/18	2,468	2,828
6.8% 1/15/19	2,710	3,204
PG&E Corp. 2.4% 3/1/19	791	795
Puget Energy, Inc. 6% 9/1/21	691	810
Sempra Energy 2.3% 4/1/17	5,903	6,045
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,876	3,955
		54,470
TOTAL UTILITIES		260,762
TOTAL NONCONVERTIBLE BONDS		3,328,290
TOTAL CORPORATE BONDS (Cost $3,214,641)		3,331,195
U.S. Government and Government Agency Obligations - 3.3%

U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	63,279	70,520
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds:
3% 11/15/44	44,552	45,311
3.125% 8/15/44 (j)	164,439	171,145
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.875% 11/15/17	$ 531,988	$ 532,029
2.375% 8/15/24	10,950	11,126
TOTAL U.S. TREASURY OBLIGATIONS		759,611
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $819,631)		830,131
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.9%
2.053% 6/1/36 (k)	125	134
2.393% 7/1/37 (k)	229	245
2.5% 1/1/28 to 4/1/43	12,090	12,296
3% 5/1/27 to 1/1/44	88,884	89,962
3% 12/1/29 (i)	4,800	4,999
3.5% 7/1/21 to 1/1/44	238,517	248,723
3.5% 12/1/29 (i)	1,000	1,059
3.5% 12/1/44 (i)	8,100	8,443
3.5% 12/1/44 (i)	5,400	5,629
4% 2/1/35 to 9/1/44	40,741	43,644
4.5% 11/1/19 to 1/1/43	10,934	11,881
5% 4/1/41 to 10/1/41	4,011	4,454
5% 12/1/44 (i)	8,700	9,647
5.5% 9/1/23 to 9/1/41	19,596	21,942
6% 7/1/35 to 8/1/37	3,182	3,621
6.5% 7/1/32 to 8/1/36	537	624
TOTAL FANNIE MAE		467,303
Freddie Mac - 0.2%
3.137% 10/1/35 (k)	159	170
3.5% 6/1/42 to 10/1/44	16,523	17,191
4% 6/1/24 to 8/1/44	18,345	19,631
4.5% 3/1/41 to 4/1/41	11,138	12,107
5% 3/1/19 to 7/1/41	2,928	3,195
5.5% 1/1/38	639	717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 301	$ 340
6.5% 3/1/36	2,010	2,344
TOTAL FREDDIE MAC		55,695
Ginnie Mae - 0.3%
3.5% 7/20/42 to 10/20/43	21,063	22,155
3.5% 12/1/44 (i)	4,900	5,147
3.5% 12/1/44 (i)	3,600	3,782
4% 8/15/39 to 5/15/43	8,202	8,832
4% 12/1/44 (i)	4,500	4,829
4% 12/1/44 (i)	7,400	7,942
4% 12/1/44 (i)	1,500	1,610
4.5% 12/1/44 (i)	20,400	22,341
5% 2/15/39 to 5/15/39	970	1,077
5.5% 6/15/35 to 9/15/39	2,929	3,336
TOTAL GINNIE MAE		81,051
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $592,080)		604,049
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (k)	504	437
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (k)	220	217
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,264
Class D, 3.31% 10/8/19	770	787
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (k)	41	38
Series 2004-R2 Class M3, 0.977% 4/25/34 (k)	68	50
Series 2005-R2 Class M1, 0.6053% 4/25/35 (k)	259	259
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (k)	36	34
Series 2004-W11 Class M2, 1.2053% 11/25/34 (k)	426	407
Series 2004-W7 Class M1, 0.977% 5/25/34 (k)	1,108	1,068
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (k)	899	316
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (k)	$ 1,391	$ 1,269
Series 2006-HE2 Class M1, 0.522% 3/25/36 (k)	19	2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (k)	1,368	1,017
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	339	339
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6103% 4/25/34 (k)	58	41
Series 2004-4 Class M2, 0.9503% 6/25/34 (k)	109	100
Series 2004-7 Class AF5, 5.868% 1/25/35	1,816	1,861
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (k)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (k)	221	197
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (k)	11	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (k)	720	585
Class M4, 1.1753% 1/25/35 (k)	264	155
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (g)(k)	1,344	1,153
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (g)(k)	38	37
Series 2006-2A:
Class A, 0.3347% 11/15/34 (g)(k)	652	620
Class B, 0.4347% 11/15/34 (g)(k)	236	217
Class C, 0.5347% 11/15/34 (g)(k)	391	342
Class D, 0.9047% 11/15/34 (g)(k)	149	129
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (k)	201	190
Series 2003-3 Class M1, 1.4453% 8/25/33 (k)	378	364
Series 2003-5 Class A2, 0.8553% 12/25/33 (k)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (k)	1,137	728
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (k)	2,497	1,063
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (k)	656	649
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (k)	170	170
Series 2006-A Class 2C, 1.3836% 3/27/42 (k)	2,016	345
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (k)	351	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (k)	$ 88	$ 68
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (k)	324	295
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (k)	492	448
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (k)	1,408	1,342
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (k)	44	40
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (k)	283	267
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (k)	185	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (k)	1,083	932
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (k)	405	361
Class M4, 2.3303% 9/25/34 (k)	519	324
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (k)	1,120	965
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (k)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,464
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,076
Class C, 2.13% 8/17/20	19,051	19,047
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,060
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (k)	696	633
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (k)	641	619
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (k)	35	29
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (k)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (g)(k)	1,530	795
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (g)(k)	1,358	1,370
TOTAL ASSET-BACKED SECURITIES (Cost $64,221)		71,679
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7153% 1/25/35 (k)	$ 988	$ 980
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,889	2,806
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (k)	523	524
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.715% 12/20/54 (k)	4,540	4,427
Series 2006-4 Class M1, 0.495% 12/20/54 (k)	829	802
Series 2007-1:
Class 1M1, 0.455% 12/20/54 (k)	1,114	1,075
Class 2M1, 0.655% 12/20/54 (k)	1,431	1,392
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (k)	1,981	1,937
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (k)	326	332
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (k)	1,062	905
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (k)	362	329
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (k)	678	622
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (k)	963	919
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (g)(k)	361	330
Class B6, 3.0055% 6/10/35 (g)(k)	77	71
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (k)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (k)	136	135
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3553% 9/25/36 (k)	1,403	1,279
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7953% 9/25/43 (k)	2,239	2,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,936)		21,034
Commercial Mortgage Securities - 1.7%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (k)(m)	$ 274	$ 5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (k)	182	184
Series 2006-3 Class A4, 5.889% 7/10/44	7,116	7,527
Series 2006-5 Class A2, 5.317% 9/10/47	1,261	1,261
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,856
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	2,833	2,876
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	66
Series 2007-3:
Class A3, 5.5632% 6/10/49 (k)	1,095	1,100
Class A4, 5.5632% 6/10/49 (k)	1,901	2,057
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,889	2,036
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (g)(k)	29	26
Series 2005-3A:
Class A2, 0.5553% 11/25/35 (g)(k)	261	235
Class M1, 0.5953% 11/25/35 (g)(k)	34	29
Class M2, 0.6453% 11/25/35 (g)(k)	43	31
Class M3, 0.6653% 11/25/35 (g)(k)	39	27
Class M4, 0.7553% 11/25/35 (g)(k)	48	34
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (g)(k)	679	591
Class B1, 1.5553% 1/25/36 (g)(k)	28	5
Class M1, 0.6053% 1/25/36 (g)(k)	219	129
Class M2, 0.6253% 1/25/36 (g)(k)	66	37
Class M3, 0.6553% 1/25/36 (g)(k)	96	52
Class M4, 0.7653% 1/25/36 (g)(k)	53	28
Class M5, 0.8053% 1/25/36 (g)(k)	53	21
Class M6, 0.8553% 1/25/36 (g)(k)	56	17
Series 2006-1:
Class A2, 0.5153% 4/25/36 (g)(k)	107	94
Class M1, 0.5353% 4/25/36 (g)(k)	38	30
Class M2, 0.5553% 4/25/36 (g)(k)	41	31
Class M3, 0.5753% 4/25/36 (g)(k)	35	25
Class M4, 0.6753% 4/25/36 (g)(k)	20	14
Class M5, 0.7153% 4/25/36 (g)(k)	19	13
Class M6, 0.7953% 4/25/36 (g)(k)	38	26
Series 2006-2A:
Class M1, 0.4653% 7/25/36 (g)(k)	95	74
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.4853% 7/25/36 (g)(k)	$ 67	$ 50
Class M3, 0.5053% 7/25/36 (g)(k)	56	39
Class M4, 0.5753% 7/25/36 (g)(k)	38	25
Class M5, 0.6253% 7/25/36 (g)(k)	46	29
Series 2006-3A Class M4, 0.5853% 10/25/36 (g)(k)	39	4
Series 2006-4A:
Class A2, 0.4253% 12/25/36 (g)(k)	2,015	1,669
Class M1, 0.4453% 12/25/36 (g)(k)	134	91
Class M2, 0.4653% 12/25/36 (g)(k)	89	49
Class M3, 0.4953% 12/25/36 (g)(k)	91	42
Series 2007-1 Class A2, 0.4253% 3/25/37 (g)(k)	416	341
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (g)(k)	431	366
Class A2, 0.4753% 7/25/37 (g)(k)	404	319
Class M1, 0.5253% 7/25/37 (g)(k)	142	43
Class M2, 0.5653% 7/25/37 (g)(k)	78	10
Class M3, 0.6453% 7/25/37 (g)(k)	67	5
Series 2007-3:
Class A2, 0.4453% 7/25/37 (g)(k)	422	352
Class M1, 0.4653% 7/25/37 (g)(k)	84	63
Class M2, 0.4953% 7/25/37 (g)(k)	90	52
Class M3, 0.5253% 7/25/37 (g)(k)	141	53
Class M4, 0.6553% 7/25/37 (g)(k)	222	72
Class M5, 0.7553% 7/25/37 (g)(k)	110	20
Series 2007-4A:
Class M1, 1.102% 9/25/37 (g)(k)	169	30
Class M2, 1.202% 9/25/37 (g)(k)	83	9
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	978	40
Series 2006-3A, Class IO, 0% 10/25/36 (g)(k)(m)	17,961	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	2,701	80
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (g)(k)	123	123
Class J, 0.8547% 3/15/22 (g)(k)	452	448
sequential payer:
Series 2007-PW16:
Class A4, 5.707% 6/11/40 (k)	534	583
Class AAB, 5.707% 6/11/40 (k)	2,483	2,543
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,799
Series 2006-T22 Class A4, 5.5572% 4/12/38 (k)	108	113
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (g)(k)(m)	$ 46,283	$ 175
Series 2007-T28 Class X2, 0.1356% 9/11/42 (g)(k)(m)	26,148	44
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(k)	211	140
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (g)(k)	317	302
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (g)(k)(m)	1,518	5
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (g)(k)	2,276	2,276
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7102% 12/10/49 (k)	3,035	3,320
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	83	83
Class A4, 5.322% 12/11/49	7,683	8,186
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	976
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0047% 4/15/17 (g)(k)	96	96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	954	1,011
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	18	18
Series 2007-C3 Class A4, 5.7023% 6/15/39 (k)	347	373
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	897
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (g)(k)	3,254	3,215
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (k)(m)	19	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(k)(m)	3	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (g)(k)	40	40
Series 2007-C1 Class B, 5.487% 2/15/40 (g)(k)	1,394	152
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (g)(k)	1,329	1,328
Class A2FL, 0.856% 12/5/31 (g)(k)	1,380	1,380
Class BFL, 1.256% 12/5/31 (g)(k)	5,070	5,067
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Extended Stay America Trust floater Series 2013-ESFL: - continued
Class CFL, 1.656% 12/5/31 (g)(k)	$ 3,690	$ 3,690
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,761
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	30,677
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (k)	7,454	7,841
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5518% 4/10/38 (k)	4,091	4,225
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,080	2,227
Class A4, 5.56% 11/10/39 (k)	3,882	4,135
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,201
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,367
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (g)(k)	109	108
Class F, 0.4847% 11/15/18 (g)(k)	265	257
Class G, 0.5147% 11/15/18 (g)(k)	230	222
Class H, 0.6547% 11/15/18 (g)(k)	176	169
Series 2014-BXH:
Class C, 1.8047% 4/15/27 (g)(k)	1,775	1,772
Class D, 2.4047% 4/15/27 (g)(k)	3,781	3,766
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	15	15
Class A4, 5.429% 12/12/43	2,200	2,330
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,502	7,940
Class A4, 5.399% 5/15/45	537	568
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,802	15,820
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (k)	3,228	3,506
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (k)	37	37
Class A4, 5.7857% 6/15/49 (k)	31,964	34,594
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,978	15,056
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (k)	1,505	1,581
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)	54	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (k)	$ 743	$ 811
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (k)	6	5
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	436
Series 2006-C7 Class A2, 5.3% 11/15/38	471	481
Series 2007-C1 Class A4, 5.424% 2/15/40	2,664	2,869
Series 2007-C2 Class A3, 5.43% 2/15/40	1,619	1,748
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,069	1,133
Series 2007-C7 Class A3, 5.866% 9/15/45	1,388	1,537
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (g)(k)	793	768
Series 2008-C1 Class A4, 5.69% 2/12/51	1,846	2,029
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (k)	33	33
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	248	254
Series 2007-5:
Class A4, 5.378% 8/12/48	7,177	7,671
Class B, 5.479% 8/12/48	2,736	1,328
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	7,400	8,004
Series 2007-7 Class A4, 5.7445% 6/12/50 (k)	3,192	3,473
Series 2006-4 Class XP, 0.6176% 12/12/49 (k)(m)	12,046	1
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	284
Series 2007-7 Class B, 5.7445% 6/12/50 (k)	79	3
Series 2007-8 Class A3, 5.8821% 8/12/49 (k)	787	862
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (g)(k)	272	242
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(k)	523	517
Class D, 0.345% 10/15/20 (g)(k)	507	499
Class E, 0.405% 10/15/20 (g)(k)	634	621
Class F, 0.455% 10/15/20 (g)(k)	380	371
Class G, 0.495% 10/15/20 (g)(k)	470	454
Class H, 0.585% 10/15/20 (g)(k)	296	280
Class J, 0.735% 10/15/20 (g)(k)	171	153
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	80	80
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (k)	226	234
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8051% 8/12/41 (k)	$ 354	$ 354
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,481
Class AAB, 5.654% 4/15/49	1,299	1,333
Class B, 5.7208% 4/15/49 (k)	224	21
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	126	47
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (g)(k)	153	150
Class J, 0.753% 9/15/21 (g)(k)	300	288
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (g)(k)	3,171	2,981
Class LXR1, 0.8547% 6/15/20 (g)(k)	112	108
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,864
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	50,948
Class A5, 5.5% 4/15/47	20,438	22,151
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (k)	23,554	25,301
Class A5, 5.9413% 2/15/51 (k)	10,259	11,282
Series 2005-C19 Class B, 4.892% 5/15/44	912	924
Series 2005-C22:
Class B, 5.3645% 12/15/44 (k)	2,022	2,031
Class F, 5.3645% 12/15/44 (g)(k)	1,521	319
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	5,220
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)	7,922	8,441
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	2,684
Class D, 5.513% 12/15/43 (k)	1,459	1,339
Series 2007-C31 Class C, 5.6724% 4/15/47 (k)	251	243
Series 2007-C31A Class A2, 5.421% 4/15/47	631	632
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $401,491)		418,273
Municipal Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	$ 1,700	$ 1,725
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,598
7.3% 10/1/39	16,765	24,342
7.5% 4/1/34	7,195	10,486
7.55% 4/1/39	18,865	28,487
7.6% 11/1/40	16,125	24,773
7.625% 3/1/40	2,445	3,705
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,254
Series 2010 C1, 7.781% 1/1/35	6,325	7,395
Series 2012 B, 5.432% 1/1/42	1,595	1,491
6.05% 1/1/29	400	405
6.314% 1/1/44	10,755	11,212
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (p)	32,000	32,901
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	585	612
5.1% 6/1/33	70,725	69,659
Series 2010, 4.421% 1/1/15	4,050	4,063
Series 2010-1, 6.63% 2/1/35	15,425	17,124
Series 2010-3:
5.547% 4/1/19	155	169
6.725% 4/1/35	7,505	8,372
7.35% 7/1/35	4,495	5,252
Series 2011:
4.961% 3/1/16	495	518
5.365% 3/1/17	185	199
5.665% 3/1/18	7,760	8,546
5.877% 3/1/19	16,120	17,922
Series 2013:
1.28% 12/1/15	4,270	4,285
4% 12/1/20	6,040	6,161
TOTAL MUNICIPAL SECURITIES (Cost $279,125)		292,656
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	$ 5,555	$ 5,663
5.75% 9/26/23 (g)	5,082	5,400
6.369% 6/16/18 (g)	10,462	11,362
Brazilian Federative Republic 4.25% 1/7/25	10,600	10,733
Italian Republic 5.375% 6/12/17	4,115	4,504
United Mexican States:
3.5% 1/21/21	5,500	5,676
4% 10/2/23	12,328	12,960
4.75% 3/8/44	10,812	11,155
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,938)		67,453
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (k)	3,375	3,265
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (k)	3,463	3,307
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	444	415
Fantasy Springs Resort Casino term loan 0% 8/6/49 (d)(k)	8,755	6,916
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	481	495
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (k)	7,620	7,602
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	629	620
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (k)	1,642	1,629
		20,984
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (k)	1,635	1,635
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (k)	$ 731	$ 724
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (k)	190	186
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (k)	615	581
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,302	1,263
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (k)	3,271	3,222
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (k)	171	170
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (k)	85	85
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (k)	110	110
Tranche 2LN, term loan 7.75% 7/7/23 (k)	435	433
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (k)	3,613	3,604
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	734	728
		10,382
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (k)	313	298
TOTAL CONSUMER DISCRETIONARY		37,288
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (k)	233	230
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	1,115	1,113
TOTAL CONSUMER STAPLES		1,343
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (k)	$ 419	$ 390
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (k)	54	50
		440
Oil, Gas & Consumable Fuels - 0.0%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (k)	1,675	1,579
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	7,740	6,811
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	2,105	1,926
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	392	356
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (k)	20	18
		10,690
TOTAL ENERGY		11,130
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (k)	215	210
Diversified Financial Services - 0.0%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	3,040	3,017
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (k)	530	533
Tranche B 1LN, term loan 10/28/21 (o)	827	829
Tranche B, term loan 10/28/21 (o)	493	494
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	569	557
		2,413
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (k)	2,110	2,015
TOTAL FINANCIALS		7,655
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (k)	$ 2,260	$ 2,237
Tranche B 1LN, term loan 4.5% 8/20/19 (k)	1,984	1,964
		4,201
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (k)	3,182	3,174
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (k)	665	663
Tranche B 1LN, term loan 4.5% 4/23/21 (k)	3,220	3,198
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (k)	417	411
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (k)	70	70
Tranche B 2LN, term loan 4.25% 7/3/19 (k)	1,788	1,788
		9,304
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (k)	1,347	1,316
Pharmaceuticals - 0.0%
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (k)	267	263
TOTAL HEALTH CARE		15,084
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (k)	1,317	1,304
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	415	414
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	355	358
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (k)	4,095	4,044
		4,816
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (k)	229	229
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (k)	$ 2,210	$ 2,243
Tranche B 2LN, term loan 4% 7/10/20 (k)	795	791
		3,034
TOTAL INDUSTRIALS		9,383
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (k)	750	742
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,347	1,342
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	633	624
		2,708
IT Services - 0.1%
First Data Corp. Tranche B, term loan 3.655% 3/24/18 (k)	7,260	7,178
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (k)	2,668	2,672
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (k)	2,322	2,305
		4,977
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (k)	2,250	2,323
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	1,167	1,170
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (k)	582	573
Tranche 2LN, term loan 8% 4/9/22 (k)	495	480
		4,546
TOTAL INFORMATION TECHNOLOGY		19,409
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (k)	1,426	1,418
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc. Tranche B 1LN, term loan 4.5% 6/12/21 (k)	$ 148	$ 148
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (k)	1,190	1,199
		2,765
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (k)	385	383
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	1,069	1,042
		1,425
TOTAL MATERIALS		4,190
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (k)	5,737	5,744
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (k)	41	42
		5,786
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	950	944
TOTAL TELECOMMUNICATION SERVICES		6,730
UTILITIES - 0.1%
Electric Utilities - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (k)	3,379	3,308
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	487	472
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)	$ 15,472	$ 15,607
TOTAL UTILITIES		19,387
TOTAL BANK LOAN OBLIGATIONS (Cost $133,526)		131,599
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	8,178	8,240
Fifth Third Bank 4.75% 2/1/15	680	685
TOTAL BANK NOTES (Cost $8,839)		8,925
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.2% (h)(k)	1,665	1,570
Barclays Bank PLC 7.625% 11/21/22	5,205	5,756
Citigroup, Inc.:
5.35% (h)(k)	11,740	10,946
5.9% (h)(k)	920	929
5.95% (h)(k)	1,325	1,345
JPMorgan Chase & Co. 5.15% (h)(k)	5,940	5,713
		26,259
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	996	1,086
TOTAL PREFERRED SECURITIES (Cost $28,313)		27,345
Fixed-Income Funds - 3.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (l) (Cost $733,965)	7,258,328	794,932
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	$ 11
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.11% (b)	1,563,482,520	1,563,483
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	112,907,401	112,907
TOTAL MONEY MARKET FUNDS (Cost $1,676,390)		1,676,390
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $20,004,109)		25,349,632
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(273,981)
NET ASSETS - 100%		$ 25,075,651
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/44	$ (19,000)	(19,208)
3% 12/1/44	(4,700)	(4,751)
3.5% 12/1/44	(5,400)	(5,629)
TOTAL TBA SALE COMMITMENTS (Proceeds $29,189)		$ (29,588)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $737,850,000 or 2.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $249,000.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(o) The coupon rate will be determined upon settlement of the loan after period end.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $410,963,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,500
Corindus Vascular Robotics, Inc.	9/12/14	$ 12,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 32,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Security	Acquisition Date	Acquisition Cost (000s)
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC	4/1/13	$ 10
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Uber Technologies, Inc. 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
(q) As of period end, security was subject to an agreement restricting sale entered into in connection with the litigation described in the Litigation section at the end of this listing.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 393
Fidelity Mortgage Backed Securities Central Fund	4,331
Fidelity Securities Lending Cash Central Fund	185
Total	$ 4,909
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 783,087	$ 4,383	$ -	$ 794,932	19.8%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ 22,703	$ -	$ -	$ -	$ 17,300
CareView Communications, Inc.	5,890	-	-	-	5,004
Total	$ 28,593	$ -	$ -	$ -	$ 22,304
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,226,617	$ 1,921,917	$ 10,197	$ 294,503
Consumer Staples	1,363,327	1,363,327	-	-
Energy	1,106,621	1,089,321	17,300	-
Financials	2,690,670	2,681,784	8,886	-
Health Care	3,156,029	3,155,991	-	38
Industrials	1,296,862	1,295,624	-	1,238
Information Technology	4,037,117	3,879,317	92,916	64,884
Materials	616,379	616,379	-	-
Telecommunication Services	138,499	123,057	15,442	-
Utilities	441,839	441,839	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,331,195	$ -	$ 3,324,276	$ 6,919
U.S. Government and Government Agency Obligations	830,131	-	830,131	-
U.S. Government Agency - Mortgage Securities	604,049	-	604,049	-
Asset-Backed Securities	71,679	-	70,879	800
Collateralized Mortgage Obligations	21,034	-	20,633	401
Commercial Mortgage Securities	418,273	-	417,372	901
Municipal Securities	292,656	-	292,656	-
Foreign Government and Government Agency Obligations	67,453	-	67,453	-
Bank Loan Obligations	131,599	-	123,463	8,136
Bank Notes	8,925	-	8,925	-
Preferred Securities	27,345	-	27,345	-
Fixed-Income Funds	794,932	794,932	-	-
Other	11	-	-	11
Money Market Funds	1,676,390	1,676,390	-	-
Total Investments in Securities:	$ 25,349,632	$ 19,039,878	$ 5,931,923	$ 377,831
Other Financial Instruments:
TBA Sale Commitments	$ (29,588)	$ -	$ (29,588)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 309,698
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(8,202)
Cost of Purchases	7
Proceeds of Sales	(7,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 294,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2014	$ (5,447)
Other Investments in Securities
Beginning Balance	$ 46,839
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	25,938
Cost of Purchases	9
Proceeds of Sales	(126)
Amortization/Accretion	69
Transfers into Level 3	21,793
Transfers out of Level 3	(11,191)
Ending Balance	$ 83,328
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2014	$ 25,938

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $20,043,861,000. Net unrealized appreciation aggregated $5,305,771,000, of which $5,618,034,000 related to appreciated investment securities and $312,263,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 11/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 800	Discounted cash flow	Yield	8.0% - 9.5%/ 8.0%	Decrease
Bank Loan Obligations	$ 6,916	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	6.5	Increase
Collateralized Mortgage Obligations	$ 401	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 901	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10% - 14.7%/ 12.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Spread	1.0%	Decrease
			Quoted Price	$37.04	Increase
Corporate Bonds	$ 6,919	Last transaction price less discount	Discount rate	20.0%	Decrease
Equities	$ 360,472	Last transaction price	Transaction price	$0.07 - $15,147.05/ $7,314.81	Increase
		Market comparable	Discount rate	10.0% - 30.0%/ 21.9%	Decrease
			P/E Multiple	10.5	Increase
			EV/EBITDA multiple	8.3 - 10.3/ 9.9	Increase
			EV/Sales multiple	3.2	Increase
		Parity	Replacement cost	$0.00 - $15.30/ $15.30	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs have until February 3, 2015 to appeal the court's decision. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $2,903,000 as of period end. The Fund will also incur legal costs in defending the case.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015